W&R Target Funds
                    Asset Strategy Portfolio
                    Balanced Portfolio
                    Bond Portfolio
                    Core Equity Portfolio
                    Growth Portfolio
                    High Income Portfolio
                    International Portfolio
                    Limited-Term Bond Portfolio
                    Money Market Portfolio
                    Science and Technology Portfolio
                    Small Cap Portfolio
                    Value Portfolio

            Semiannual
            Report
            -----------------
            June 30, 2002

CONTENTS

         3     President's Letter

         5     Asset Strategy Portfolio

        15     Balanced Portfolio

        26     Bond Portfolio

        38     Core Equity Portfolio

        47     Growth Portfolio

        55     High Income Portfolio

        68     International Portfolio

        77     Limited-Term Bond Portfolio

        86     Money Market Portfolio

        96     Science and Technology Portfolio

       104     Small Cap Portfolio

       113     Value Portfolio

       122     Notes to Financial Statements

       132     Directors & Officers

PRESIDENT'S LETTER
-----------------------------------------------------------------
JUNE 30, 2002

Dear Policyholder:

Enclosed is our report on your Fund's operations for the six months ended June 30, 2002.

The last six months -- especially the last three months -- brought negative headlines about corporate accounting scandals that served to dash investor confidence and adversely affect the markets. Combined with ongoing geopolitical turmoil and global terrorist threats, this created a recipe for a generally depressed market environment by June 30.

Unfortunately, the above factors served to overshadow some modestly positive news that suggests the economy may be recovering gradually. With inflation seemingly well-contained, factory orders rising and the dollar declining slightly, signs are pointing to a potentially improving economic climate, although the strength and sustainability remain uncertain. Thus, we believe that the Federal Reserve would be reluctant to increase interest rates in the near term, an action that could risk stalling any potential recovery.

While corporate profits remained mostly depressed during the period, the recent positive economic data suggests that they may begin to recover. We believe that continued low interest rates, tame inflation, aggressive cost cutting by domestic companies and rising productivity may be just the right recipe for improving corporate profits by year-end. While we do expect volatility to continue as the theme for the next few quarters, the underlying trends of mild inflation and the likelihood for increasing profits lead us to believe that the prospects for the equity markets are favorable. Stocks are depressed. Most companies do not have accounting or management problems, but most have been punished as if they do. We believe that the events of the last few months have created a good buying opportunity for those with a long-term investment horizon.

At June 30, virtually all of the primary equity indexes had shown negative returns. For the last six months, the Nasdaq Composite Index was hit the hardest, declining 24.98 percent. The other two major indexes also suffered, although not as much. The S&P 500 Index declined 13.15 percent and the Dow Jones Industrial Average declined 6.91 percent.

In contrast, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of 3.59 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

Without question, recent events have impacted the market, causing concern among investors. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                                Troy
                                              Ounces        Value

BULLION - 6.62%
 Gold (A)  ...............................    28,916   $  9,065,049
 (Cost: $8,612,706)                                    ------------

                                              Shares

COMMON STOCKS
Chemicals - Specialty - 0.32%
 OM Group, Inc.  .........................     7,100        440,200
                                                       ------------

Coal - 0.17%
 CONSOL Energy Inc.*  ....................    10,900        231,625
                                                       ------------

Computers - Peripherals - 0.25%
 Lexmark International, Inc. (B)*  .......     6,400        348,160
                                                       ------------

Gold and Precious Metals - 6.92%
 Agnico-Eagle Mines Limited (A)  .........    72,700      1,059,239
 Barrick Gold Corporation (A)  ...........   155,905      2,960,636
 Glamis Gold Ltd. (A)*  ..................   125,752      1,105,360
 Goldcorp Incorporated (A)(C)  ...........    45,750        467,802
 Meridian Gold Inc. (A)(C)*  .............    37,340        607,255
 Placer Dome Inc. (A)  ...................   291,301      3,265,484
                                                       ------------
                                                          9,465,776
                                                       ------------

Health Care - Drugs - 1.10%
 Pfizer Inc.  ............................    20,100        703,500
 Pharmacia Corporation  ..................    21,300        797,685
                                                       ------------
                                                          1,501,185
                                                       ------------

Homebuilders, Mobile Homes - 0.47%
 Lennar Corporation ......................    10,500        642,600
                                                       ------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Hospital Supply and Management - 0.43%
 Health Management Associates, Inc.,
   Class A* ..............................    29,400   $    592,410
                                                       ------------

Leisure Time Industry - 0.14%
 Sturm, Ruger & Company, Inc.  ...........    13,500        191,025
                                                       ------------

Mining - 2.91%
 Newmont Mining Corporation (A)  .........   151,379      3,985,809
                                                       ------------

Petroleum - Canada - 0.45%
 Nabors Industries Ltd.*  ................    17,400        614,220
                                                       ------------

Petroleum - Domestic - 3.72%
 Anadarko Petroleum Corporation  .........    47,100      2,322,030
 Burlington Resources Inc.  ..............    55,000      2,090,000
 Patterson-UTI Energy, Inc.*  ............    24,200        683,166
                                                        -----------
                                                          5,095,196
                                                       ------------

Petroleum - International - 2.00%
 Exxon Mobil Corporation .................    66,800      2,733,456
                                                       ------------

Petroleum - Services - 1.79%
 Baker Hughes Incorporated  ..............    64,400      2,143,876
 Smith International, Inc.*  .............     4,500        306,855
                                                       ------------
                                                          2,450,731
                                                       ------------


TOTAL COMMON STOCKS - 20.67%                           $ 28,292,393
 (Cost: $27,220,701)


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Banks - 0.15%
 Banco Latinoamericano de Exportaciones, S.A.,
   6.59%, 10-6-02 (D) ....................      $200   $    201,433
                                                       ------------

Beverages - 0.42%
 Companhia Brasileira de Bebidas,
   10.5%, 12-15-11 (D) ...................       500        375,000
 Diageo Capital plc,
   6.0%, 3-27-03 .........................       200        204,816
                                                       ------------
                                                            579,816
                                                       ------------

Construction Materials - 0.38%
 Stanley Works (The),
   5.75%, 3-1-04 .........................       500        516,352
                                                       ------------

Cosmetics and Toiletries - 0.37%
 Gillette Company (The),
   3.75%, 12-1-04 (D) ....................       500        504,700
                                                       ------------

Finance Companies - 0.59%
 Exxon Capital Corporation,
   6.0%, 7-1-05...........................       750        806,931
                                                       ------------

Food and Related - 0.25%
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07.......................       350        338,625
                                                       ------------

Forest and Paper Products - 0.14%
 Federal Paper Board Company, Inc.,
   8.125%, 7-1-02 ........................       200        200,000
                                                       ------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Health Care - Drugs - 1.14%
 Abbott Laboratories,
   5.125%, 7-1-04 ........................      $500   $    516,931
 Merck & Co., Inc.,
    6.75%, 9-19-05........................       500        539,858
 Pfizer Inc.,
   3.625%, 11-1-04 .......................       500        503,217
                                                       ------------
                                                          1,560,006
                                                       ------------

Household - General Products - 0.39%
Procter & Gamble Company (The),
   6.6%, 12-15-04 ........................       500        534,846
                                                       ------------

Multiple Industry - 0.50%
National Rural Utilities Cooperative
   Finance Corporation,
   5.5%, 1-15-05 .........................       500        514,503
Tyco International Group S.A.,
   6.25%, 6-15-03 ........................       200        174,004
                                                       ------------
                                                            688,507
                                                       ------------

Railroad - 0.52%
 Union Pacific Corporation,
   5.84%, 5-25-04.........................       685        708,394
                                                       ------------

Retail - Food Stores - 0.15%
 Safeway Inc.,
   7.0%, 9-15-02 .........................       200        201,739
                                                       ------------

Retail - General Merchandise - 0.15%
 Wal-Mart Stores, Inc.,
   6.875%, 8-1-02 ........................       200        200,774
                                                       ------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Retail - Specialty Stores - 0.39%
 Home Depot, Inc. (The),
   6.5%, 9-15-04 .........................      $500   $    533,633
                                                       ------------

Steel - 0.14%
 CSN Islands Corporation,
   9.625%, 8-2-02 (D) ....................       200        197,750
                                                       ------------

Trucking and Shipping - 0.15%
 WMX Technologies, Inc.,
   7.7%, 10-1-02 .........................       200        201,901
                                                       ------------

Utilities - Electric - 1.44%
 Comtel Brasileira Ltda.,
   10.75%, 9-26-04........................       350        248,500
 Dominion Resources, Inc.,
   7.4%, 9-16-02 .........................       200        201,658
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ........................       250        254,168
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .........................       200        201,668
 Wisconsin Energy Corporation,
   5.875%, 4-1-06 ........................       500        521,065
 Wisconsin Power and Light Company,
   7.6%, 7-1-05 ..........................       500        542,299
                                                       ------------
                                                          1,969,358
                                                       ------------

TOTAL CORPORATE DEBT SECURITIES - 7.27%                $  9,944,765
 (Cost: $10,101,464)

OTHER GOVERNMENT SECURITIES
Brazil - 1.10%
 Federative Republic of Brazil,
    11.0%, 1-11-12........................     2,500      1,512,500
                                                       ------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES (Continued)
Canada - 0.39%
 Her Majesty in right of Canada,
   6.375%, 11-30-04 ......................      $500  $    535,105
                                                       ------------

Mexico - 0.20%
 United Mexican States,
   8.625%, 3-12-08 .......................       250       267,125
                                                       ------------

TOTAL OTHER GOVERNMENT SECURITIES - 1.69%              $  2,314,730
 (Cost: $2,786,104)

UNITED STATES GOVERNMENT SECURITIES
Mortgage-Backed Obligations - 3.58%
 Government National Mortgage Association Pass-Through
   Certificates:
   5.5%, 11-15-16 ........................     1,270      1,283,016
   5.5%, 12-15-16 ........................     3,584      3,622,276
                                                       ------------
                                                          4,905,292
                                                       ------------

United States Treasury - 54.21%
 United States Treasury Notes:
   2.75%, 10-31-03 (B) ...................    40,225     40,450,903
   3.0%, 2-29-04 .........................    24,000     24,139,680
   3.375%, 4-30-04 .......................     9,500      9,600,225
                                                       ------------
                                                         74,190,808
                                                       ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 57.79%     $ 79,096,100
 (Cost: $78,368,850)


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     June 30, 2002

                                                Face
                                           Amount in
                                           Thousands        Value

UNREALIZED GAIN (LOSS) ON OPEN FORWARD
 CURRENCY CONTRACTS - (0.28%)
 Japanese Yen, 12-11-02 (E)  .............  Y788,626         35,583
 Japanese Yen, 12-11-02 (E)  .............  Y788,626       (417,263)
                                                       ------------
                                                       $   (381,680)
                                                       ------------

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper - 1.93%
 Chemicals - Petroleum and Inorganic
 du Pont (E.I.) de Nemours and Company,
   1.6863%, Master Note ..................    $2,635      2,635,000
                                                       ------------

Repurchase Agreement - 1.28%
 J.P. Morgan Securities Inc., 1.78% Repurchase
   Agreement dated 6-28-02, to be
   repurchased at $1,751,260 on
   7-1-02(F) .............................     1,751      1,751,000
                                                       ------------

TOTAL SHORT-TERM SECURITIES - 3.21%                    $  4,386,000
 (Cost: $4,386,000)

TOTAL INVESTMENTS - 96.97%                             $132,717,357
 (Cost: $131,475,825)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.03%                     4,140,335

NET ASSETS - 100.00%                                   $136,857,692


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2002


Notes to Schedule of Investments
  *No dividends were paid during the preceding 12 months.

(A)These securities serve as collateral for the following open futures contracts at June 30, 2002 (See Note 6 to financial statements):

                              Number of   Expiration         Market
                     Type     Contracts         Date         Value
                  -------     ---------    ---------         ---------
                     Gold           100      8/28/02         $23,730,840
                                                             ===========

(B)As of June 30, 2002, a portion of the securities was used as cover for the following written call options (See Note 5 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
     ----------          ------------------------ --------  --------
Lexmark International, Inc.         64          October/65   $16,767  $ 16,960
United States Steel LLC   692       July/19         79,580    90,019
                                                   -------  --------
                                                   $96,347  $106,979
                                                   =======  ========

   In addition to the above written call options, the following written put option was outstanding as of June 30, 2002. (See Note 5 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/      Premium    Market
     Security            to Put   Exercise Price        Received     Value
     ----------          ------------------------       --------  --------
Lexmark International,
  Inc.                      64      October/40           $9,728     $9,920
                                                         ======     ======

(C)Listed on an exchange outside of the United States.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the total value of these securities amounted to $1,278,883 or 0.93% of net assets.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japanese Yen).

(F)Collateralized by $1,860,000 United States Treasury Bonds, 5.25% due 2-15-29; market value and accrued interest aggregate $1,790,812.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

 STATEMENT OF ASSETS AND LIABILITIES
     ASSET STRATEGY PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)
ASSETS
 Investments--at value (Notes 1 and 3):
   Bullion (cost - $8,613) ............................  $  9,065
   Securities (cost - $122,863) .......................   123,652
                                                         --------
                                                          132,717
 Cash  ................................................         1
 Receivables:
   Investment securities sold .........................     6,030
   Dividends and interest .............................       853
   Variation margin (Note 6) ..........................       285
   Fund shares sold ...................................       183
                                                         --------
    Total assets  .....................................   140,069
                                                         --------
LIABILITIES
 Payable for investment securities purchased  .........     2,957
 Outstanding call options at market (Note 5)  .........       107
 Payable to Fund shareholders  ........................        98
 Accrued management fee (Note 2)  .....................        13
 Outstanding put options at market (Note 5) ...........        10
 Accrued accounting services fee (Note 2)  ............         4
 Accrued service fee (Note 2)  ........................         3
 Other  ...............................................        19
                                                         --------
    Total liabilities  ................................     3,211
                                                         --------
      Total net assets ................................  $136,858
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     21
   Additional paid-in capital .........................   139,282
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....     1,283
   Accumulated undistributed net realized loss on
    investment transactions  ..........................    (5,242)
   Net unrealized appreciation in value of securities .     1,622
   Net unrealized depreciation in value of written
    call options  .....................................       (11)
   Net unrealized appreciation in value of futures
    contracts  ........................................       285
   Net unrealized depreciation in value of forward
    currency contracts  ...............................      (382)
                                                         --------
    Net assets applicable to outstanding
      units of capital ................................  $136,858
                                                         ========
Net asset value, redemption and offering
 price per share  .....................................   $6.3913
                                                          =======
Capital shares outstanding ............................    21,413
Capital shares authorized .............................    40,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     ASSET STRATEGY PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................    $1,760
   Dividends (net of foreign withholding taxes of $5) .       175
                                                           ------
    Total income  .....................................     1,935
                                                           ------
 Expenses (Note 2):
   Investment management fee ..........................       441
   Service fee ........................................       156
   Accounting services fee ............................        22
   Custodian fees .....................................        18
   Audit fees .........................................         6
   Legal fees .........................................         1
   Other ..............................................         9
                                                           ------
       Total expenses  ................................       653
                                                           ------
         Net investment income  .......................     1,282
                                                           ------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on securities  .....................     2,539
 Realized net loss on call options written  ...........      (237)
 Realized net loss on call options purchased  .........       (30)
 Realized net gain on put options purchased  ..........         2
 Realized net gain on foreign currency transactions  ..         1
                                                           ------
   Realized net gain on investments ...................     2,275
                                                           ------
 Unrealized appreciation in value of securities
   during the period ..................................       219
 Unrealized depreciation in value of written
   call options during the period .....................       (42)
 Unrealized depreciation in value of written
   put options during the period ......................       ---*
 Unrealized depreciation in value of forward
   currency contracts transactions during the period ..      (485)
 Unrealized appreciation in value of
   futures contracts during the period ................       285
 Unrealized depreciation in value of foreign
   currency transactions during the period ............        (1)
                                                           ------
   Unrealized depreciation in value of
    investments during the period  ....................       (24)
                                                           ------
    Net gain on investments  ..........................     2,251
                                                           ------
      Net decrease in net assets resulting
       from operations  ...............................    $3,533
                                                           ======

*Not shown due to rounding.
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     ASSET STRATEGY PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................    $  1,282     $  2,398
 Realized net gain (loss) on investments       2,275       (7,262)
 Unrealized depreciation  ..............         (24)      (3,329)
                                            --------     --------
   Net increase (decrease) in net assets
    resulting from operations ..........       3,533       (8,193)
                                            --------     --------
Dividends to shareholders from (Note 1E):(1)
 Net investment income .................         ---       (2,418)
 Realized gains on
   securities transactions..............         ---         (234)
                                            --------     --------
                                                 ---       (2,652)
                                            --------     --------
Capital share transactions(2) ..........      18,135       66,933
                                            --------     --------
   Total increase ......................      21,668       56,088
NET ASSETS
Beginning of period ....................     115,190       59,102
                                            --------     --------
End of period ..........................    $136,858     $115,190
                                            ========     ========
 Undistributed net investment income  ..      $1,283         $---
                                              ======         ====

(1)See "Financial Highlights" on page 14.

(2)Shares issued from sale of shares ...       4,665       16,814
Shares issued from reinvestment of dividend
 and/or capital gains distribution .....         ---          428
Shares redeemed ........................      (1,817)      (7,055)
                                              ------       ------
Increase in outstanding capital shares..       2,848       10,187
                                              ======       ======
Value issued from sale of shares .......     $29,645     $110,309
Value issued from reinvestment of dividend
 and/or capital gains distribution .....         ---        2,652
Value redeemed .........................     (11,510)     (46,028)
                                             -------      -------
Increase in outstanding capital ........     $18,135      $66,933
                                             =======      =======


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $6.2046  $7.0540 $6.2625  $5.3868 $5.1969  $5.1343
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment operations:
 Net investment
   income ..........   0.0599   0.1323  0.0908   0.1138  0.1391   0.1915
 Net realized and
   unrealized gain (loss)
   on investments ..   0.1268  (0.8354) 1.3211   1.1232  0.3779   0.5277
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1867  (0.7031) 1.4119   1.2370  0.5170   0.7192
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.1334)(0.0906) (0.1136)(0.1391) (0.1919)
 Capital gains .....  (0.0000) (0.0129)(0.5298) (0.2477)(0.1880) (0.4647)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.1463)(0.6204) (0.3613)(0.3271) (0.6566)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $6.3913  $6.2046 $7.0540  $6.2625 $5.3868  $5.1969
                      =======  ======= =======  ======= =======  =======
Total return........   3.00%   -9.96%  22.53%   22.96%   9.95%   14.01%
Net assets, end of
 period (in
 millions)  ........   $137     $115     $59      $22     $14      $10
Ratio of expenses
 to average net
 assets ............   1.05%(1) 1.03%   0.97%    0.73%   1.07%    0.93%
Ratio of net investment
 income to average
 net assets  .......   2.06%(1) 2.63%   1.97%    2.18%   2.97%    3.55%
Portfolio turnover
 rate  .............  90.69%  187.87% 155.27%  179.63% 189.02%  222.50%

(1)Annualized.
See Notes to Financial Statements.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS
Air Transportation - 0.73%
 Southwest Airlines Co.  .................    80,000 $  1,292,800
                                                     ------------

Aircraft - 1.54%
 Lockheed Martin Corporation  ............    39,300    2,731,350
                                                     ------------

Banks - 2.65%
 Morgan (J.P.) Chase & Co.  ..............    25,500      864,960
 U.S. Bancorp  ...........................    59,900    1,398,665
 Wells Fargo & Company  ..................    48,500    2,427,910
                                                     ------------
                                                        4,691,535
                                                     ------------

Beverages - 0.82%
 Anheuser-Busch Companies, Inc.  .........    29,000    1,450,000
                                                     ------------

Broadcasting - 1.28%
 Clear Channel Communications, Inc.*  ....    30,000      960,600
 Fox Entertainment Group, Inc., Class A* .    59,800    1,300,650
                                                     ------------
                                                        2,261,250
                                                     ------------

Business Equipment and Services - 0.67%
 KPMG Consulting, Inc.*  .................    80,100    1,189,885
                                                     ------------

Capital Equipment - 2.29%
 Cooper Cameron Corporation*  ............    44,200    2,140,164
 Ingersoll-Rand Company Limited, Class A .    28,300    1,292,178
 Parker Hannifin Corporation .............    13,200      630,828
                                                     ------------
                                                        4,063,170
                                                     ------------

Chemicals - Petroleum and Inorganic - 0.58%
 Dow Chemical Company (The)  .............    30,000    1,031,400
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Chemicals - Specialty - 0.43%
 Air Products and Chemicals, Inc. ........    15,000 $    757,050
                                                     ------------

Communications Equipment - 0.67%
 Cisco Systems, Inc.*  ...................    85,000    1,185,325
                                                     ------------

Computers - Micro - 1.13%
 Apple Computer, Inc.*  ..................    38,700      685,571
 Dell Computer Corporation*  .............    50,000    1,308,250
                                                     ------------
                                                        1,993,821
                                                     ------------

Computers - Peripherals - 1.25%
 Microsoft Corporation*  .................    40,400    2,207,052
                                                     ------------

Cosmetics and Toiletries - 0.60%
 Estee Lauder Companies Inc. (The), Class A   30,000    1,056,000
                                                     ------------

Electronic Components - 1.20%
 Analog Devices, Inc.*  ..................    15,500      460,350
 Maxim Integrated Products, Inc.*  .......    13,600      521,220
 Texas Instruments Incorporated  .........    48,000    1,137,600
                                                     ------------
                                                        2,119,170
                                                     ------------

Electronic Instruments - 0.56%
 Applied Materials, Inc.*  ...............    52,400    1,000,316
                                                     ------------

Farm Machinery - 0.60%
 Deere & Company  ........................    22,200    1,063,380
                                                     ------------

Food and Related - 2.01%
 ConAgra Foods, Inc.  ....................    82,400    2,278,360
 Sara Lee Corporation ....................    62,600    1,292,064
                                                     ------------
                                                        3,570,424
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Forest and Paper Products - 1.65%
 International Paper Company  ............    32,138 $  1,400,574
 Sealed Air Corporation*  ................    38,000    1,530,260
                                                     ------------
                                                        2,930,834
                                                     ------------

Gold and Precious Metals - 0.72%
 Barrick Gold Corporation  ...............    67,184    1,275,824
                                                     ------------

Health Care - Drugs - 3.15%
 Forest Laboratories, Inc.*  .............    15,600    1,104,480
 Pfizer Inc.  ............................    54,850    1,919,750
 Pharmacia Corporation  ..................    68,380    2,560,831
                                                     ------------
                                                        5,585,061
                                                     ------------

Health Care - General - 2.25%
 Bristol-Myers Squibb Company  ...........    18,500      475,450
 Johnson & Johnson .......................    25,200    1,316,952
 Wyeth ...................................    43,000    2,201,600
                                                     ------------
                                                        3,994,002
                                                     ------------

Hospital Supply and Management - 2.57%
 HCA - The Healthcare Company  ...........    57,600    2,736,000
 Health Management Associates, Inc.,
   Class A* ..............................    90,000    1,813,500
                                                     ------------
                                                        4,549,500
                                                     ------------

Household - Major Appliances - 0.72%
 Maytag Corporation ......................    30,000    1,279,500
                                                     ------------

Insurance - Property and Casualty - 2.67%
 American International Group, Inc. ......    14,250      972,278
 Berkshire Hathaway Inc., Class B*  ......       600    1,340,400
 Chubb Corporation (The) .................     5,100      361,080
 Hartford Financial Services Group Inc. (The) 19,700    1,171,559
 Lincoln National Corporation  ...........    20,900      877,800
                                                     ------------
                                                        4,723,117
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Leisure Time Industry - 0.86%
 Walt Disney Company (The)  ..............    80,800  $  1,527,120
                                                     ------------

Motion Pictures - 0.48%
 AOL Time Warner Inc.*  ..................    58,000      853,180
                                                     ------------

Motor Vehicle Parts - 1.66%
 American Axle & Manufacturing
   Holdings, Inc.* .......................    35,000    1,040,900
 Danaher Corporation  ....................    20,000    1,327,000
 Eaton Corporation .......................     7,900      574,725
                                                     ------------
                                                        2,942,625
                                                     ------------

Multiple Industry - 0.60%
 3M Company  .............................     8,700    1,070,100
                                                     ------------

Petroleum - Canada - 0.70%
 Nabors Industries Ltd.*  ................    35,000    1,235,500
                                                     ------------

Petroleum - Domestic - 2.17%
 Anadarko Petroleum Corporation  .........    33,200    1,636,760
 Burlington Resources Inc.  ..............    58,200    2,211,600
                                                     ------------
                                                        3,848,360
                                                     ------------

Petroleum - International - 1.73%
 Amerada Hess Corporation ................    16,000    1,320,000
 Exxon Mobil Corporation  ................    42,746    1,749,166
                                                     ------------
                                                        3,069,166
                                                     ------------

Petroleum - Services - 0.24%
 Schlumberger Limited  ...................     9,000      418,500
                                                     ------------


Publishing - 0.87%
 New York Times Company (The), Class A  ..    30,000    1,545,000
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Restaurants - 1.98%
 McDonald's Corporation  .................    53,400 $  1,519,230
 Starbucks Corporation*  .................    80,000    1,987,600
                                                     ------------
                                                        3,506,830
                                                     ------------

Retail - General Merchandise - 1.24%
 Target Corporation  .....................    34,600    1,318,260
 Wal-Mart Stores, Inc.  ..................    16,000      880,160
                                                     ------------
                                                        2,198,420
                                                     ------------

Retail - Specialty Stores - 1.79%
 Blockbuster Inc., Class A  ..............    30,000      807,000
 Home Depot, Inc. (The)  .................    33,338    1,224,505
 RadioShack Corporation ..................    37,800    1,136,268
                                                     ------------
                                                        3,167,773
                                                     ------------

Security and Commodity Brokers - 3.56%
 American Express Company  ...............    35,000    1,271,200
 Charles Schwab Corporation (The)  .......    93,800    1,050,560
 Fannie Mae  .............................    29,700    2,190,375
 Goldman Sachs Group, Inc. (The)  ........    10,300      755,505
 Morgan Stanley Dean Witter & Co.  .......    24,100    1,038,228
                                                     ------------
                                                        6,305,868
                                                     ------------

Tobacco - 1.70%
 Philip Morris Companies Inc.  ...........    69,000    3,013,920
                                                      -----------


Utilities - Electric - 1.60%
 Allegheny Energy, Inc. ..................    48,000    1,236,000
 Exelon Corporation  .....................    30,600    1,600,380
                                                     ------------
                                                        2,836,380
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Utilities - Telephone - 2.12%
 BellSouth Corporation  ..................    26,700 $    841,050
 Cox Communications, Inc., Class A*  .....    58,800    1,619,940
 SBC Communications Inc.  ................    24,700      753,350
 Vodafone Group Plc, ADR  ................    40,000      546,000
                                                     ------------
                                                        3,760,340
                                                     ------------

TOTAL COMMON STOCKS - 56.04%                         $ 99,300,848
 (Cost: $99,695,926)

PREFERRED STOCK - 0.32%
Utilities - Telephone
 Cox Communications, Inc., 7.0%, Convertible  14,000 $    570,640
                                                     ------------
 (Cost: $700,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Air Transportation  - 0.23%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................    $  360      406,429
                                                     ------------

Aircraft - 1.48%
 Raytheon Company,
   6.5%, 7-15-05 .........................     2,500    2,622,035
                                                     ------------

Beverages - 0.30%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................       500      521,002
                                                     ------------

Broadcasting - 0.29%
 Clear Channel Communications, Inc., Convertible,
   2.625%, 4-1-03 ........................       600      567,000
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Health Care - General - 0.16%
 American Home Products Corporation,
   7.9%, 2-15-05 .........................    $  250 $    274,999
                                                     ------------

Multiple Industry - 3.01%
 Ford Motor Credit Company,
   6.875%, 2-1-06 ........................     2,500    2,557,665
 Household Finance Corporation,
   6.5%, 1-24-06 .........................     2,500    2,555,965
 Tyco International Group S.A.,
   6.375%, 6-15-05........................       250      204,840
                                                     ------------
                                                        5,318,470
                                                     ------------

Retail - Specialty Stores - 1.29%
 Gap, Inc. (The),
   6.9%, 9-15-07 .........................     2,500    2,281,798
                                                     ------------

Utilities - Telephone - 0.09%
 Southwestern Bell Telephone Company,
   5.77%, 10-14-03 .......................       150      154,883
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 6.85%              $ 12,146,616
 (Cost: $12,257,337)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 4.27%
 Federal Home Loan Mortgage Corporation,
   7.0%, 2-15-03 .........................     5,000    5,152,365
 Federal National Mortgage Association:
   6.51%, 5-6-08 .........................       750      774,829
   6.19%, 7-7-08 .........................       500      515,371
   7.25%, 1-15-10 ........................     1,000    1,133,431
                                                     ------------
                                                        7,575,996
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Mortgage-Backed Obligations - 6.11%
 Federal Home Loan Mortgage Corporation Fixed Rate
   Participation Certificates,
   6.0%, 5-1-16 ..........................    $8,476 $  8,663,339
 Federal National Mortgage Association Fixed Rate
   Pass-Through Certificates,
   7.0%, 9-1-25 ..........................     1,082    1,125,197
 Government National Mortgage Association Fixed Rate
   Pass-Through Certificates,
   6.5%, 8-15-28 .........................     1,013    1,038,793
                                                     ------------
                                                       10,827,329
                                                     ------------

Treasury Obligations - 12.28%
 United States Treasury Bond:
   7.25%, 8-15-22 ........................     4,000    4,764,648
   6.25%, 8-15-23 ........................     5,250    5,624,992
   6.75%, 8-15-26 ........................     3,000    3,414,843
 United States Treasury Note:
   6.375%, 8-15-02 .......................     1,100    1,106,672
   7.5%, 2-15-05 .........................     2,250    2,490,820
   6.5%, 8-15-05 .........................     4,000    4,356,248
                                                     ------------
                                                       21,758,223
                                                     ------------
TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 22.66%                                 $ 40,161,548
 (Cost: $38,842,667)

SHORT-TERM SECURITIES
 Chemicals - Petroleum and Inorganic - 0.87%
 du Pont (E.I.) de Nemours and Company,
   1.6863%, Master Note ..................     1,542    1,542,000
                                                      -----------

 Food and Related - 3.71%
 General Mills, Inc.,
   1.99%, Master Note ....................     6,572    6,572,000
                                                      -----------

 Forest and Paper Products - 4.56%
 Sonoco Products Co.,
   2.05%, 7-1-02..........................     8,074    8,074,000
                                                     ------------


See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
 Multiple Industry - 1.69%
 Detroit Edison Co.,
   1.9%, 7-8-02...........................    $3,000 $  2,998,892
                                                     ------------

 Security and Commodity Brokers - 2.82%
 IBM Credit Corp.,
   1.73%, 7-17-02.........................     5,000    4,996,155
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 13.65%                 $ 24,183,047
 (Cost: $24,183,047)

TOTAL INVESTMENT SECURITIES - 99.52%                 $176,362,699
 (Cost: $175,678,977)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.48%                     843,056

NET ASSETS - 100.00%                                 $177,205,755


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     BALANCED PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)
ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $176,363
 Cash  ................................................         1
 Receivables:
   Dividends and interest .............................     1,140
   Fund shares sold ...................................        83
                                                         --------
    Total assets  .....................................   177,587
                                                         --------
LIABILITIES
 Payable for investment securities purchased ..........       246
 Payable to Fund shareholders  ........................       104
 Accrued management fee (Note 2)  .....................        18
 Accrued accounting services fee (Note 2)  ............         4
 Accrued service fee (Note 2)  ........................         4
 Other  ...............................................         5
                                                         --------
    Total liabilities  ................................       381
                                                         --------
      Total net assets ................................  $177,206
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     27
   Additional paid-in capital .........................   186,288
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....     1,648
   Accumulated undistributed net realized loss on
    investment transactions ...........................   (11,441)
   Net unrealized appreciation in value of investments        684
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $177,206
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $6.4735
                                                          =======
Capital shares outstanding ............................    27,374
Capital shares authorized .............................    50,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     BALANCED PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)
INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................   $ 1,971
   Dividends (net of foreign withholding taxes of $1) .       594
                                                          -------
    Total income  .....................................     2,565
                                                          -------
 Expenses (Note 2):
   Investment management fee ..........................       641
   Service fee ........................................       226
   Accounting services fee ............................        22
   Custodian fees .....................................         8
   Audit fees .........................................         7
   Legal fees .........................................         1
   Other ..............................................        12
                                                          -------
    Total expenses  ...................................       917
                                                          -------
      Net investment income............................     1,648
                                                          -------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................    (4,108)
 Unrealized depreciation in value of investments
   during the period ..................................    (4,404)
                                                          -------
   Net loss on investments ............................    (8,512)
                                                          -------
    Net decrease in net assets resulting
      from operations .................................   $(6,864)
                                                          =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     BALANCED PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income ...............    $  1,648     $  4,123
   Realized net loss on investments ....      (4,108)      (7,129)
   Unrealized depreciation .............      (4,404)      (7,291)
                                            --------     --------
    Net decrease in net assets
      resulting from operations ........      (6,864)     (10,297)
                                            --------     --------
 Dividends to shareholders from (Note 1E):(1)
   Net investment income ...............         ---       (4,123)
   Realized gains on securities
    transactions  ......................         ---         (204)
                                            --------     --------
                                                 ---       (4,327)
                                            --------     --------
 Capital share transactions(2)  ........       5,690       35,032
                                            --------     --------
      Total increase (decrease) ........      (1,174)      20,408
NET ASSETS
 Beginning of period  ..................     178,380      157,972
                                            --------     --------
 End of period  ........................    $177,206     $178,380
                                            ========     ========
   Undistributed net investment income .      $1,648         $---
                                              ======         ====

(1)See "Financial Highlights" on page 25.

(2)Shares issued from sale of shares ...       3,460       14,523
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---          643
Shares redeemed ........................      (2,621)     (10,195)
                                               -----       ------
Increase in outstanding capital shares..         839        4,971
                                               =====       ======
Value issued from sale of shares .......     $23,298     $101,894
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        4,327
Value redeemed .........................     (17,608)     (71,189)
                                             -------      -------
Increase in outstanding capital ........     $ 5,690     $ 35,032
                                             =======     ========


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BALANCED PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $6.7224  $7.3258 $7.3120  $7.1081  6.7686  $6.1967
                      -------  ------- -------  -------  ------  -------
Income (loss) from investment operations:
 Net investment
   income ..........   0.0602   0.1593  0.1873   0.1760  0.1865   0.1805
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.3091) (0.5955) 0.3361   0.5446  0.4003   0.9650
                      -------  ------- -------  -------  ------  -------
Total from investment
 operations  .......  (0.2489) (0.4362) 0.5234   0.7206  0.5868   1.1455
                      -------  ------- -------  -------  ------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.1593)(0.1873) (0.1759)(0.1865) (0.1805)
 Capital gains .....  (0.0000) (0.0079)(0.3223) (0.3408)(0.0608) (0.3931)
                      -------  ------- -------  -------  ------  -------
Total distributions   (0.0000) (0.1672)(0.5096) (0.5167)(0.2473) (0.5736)
                      -------  ------- -------  -------  ------  -------
Net asset value,
 end of period  ....  $6.4735  $6.7224 $7.3258  $7.3120 $7.1081  $6.7686
                      =======  ======= =======  ======= =======  =======
Total return........  -3.71%   -5.94%   7.14%   10.14%   8.67%   18.49%
Net assets, end of period
 (in millions)  ....   $177     $178    $158     $117     $92      $68
Ratio of expenses
 to average net
 assets ............   1.01%(1) 1.00%   1.01%    0.95%   0.74%    0.67%
Ratio of net investment
 income to average
 net assets  .......   1.82%(1) 2.44%   2.81%    2.56%   2.92%    3.06%
Portfolio turnover
 rate  .............  23.74%   38.82%  42.32%   62.90%  54.62%   55.66%

(1)Annualized.

See Notes to Financial Statements.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Banks - 6.12%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................    $2,000 $  2,120,732
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................     1,000    1,042,500
 First Union Corporation,
   6.824%, 8-1-26 ........................     1,132    1,243,513
 ING Groep N.V.,
   5.5%, 5-11-05 (A) .....................  EUR1,000    1,014,206
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................    $1,000    1,175,477
 NationsBank Corporation,
   8.57%, 11-15-24 .......................     1,000    1,191,394
 SouthTrust Bank of Alabama, National
   Association,
   7.69%, 5-15-25 ........................     3,000    3,255,969
 Wachovia Corporation,
   6.605%, 10-1-25 .......................     1,000    1,059,391
                                                     ------------
                                                       12,103,182
                                                     ------------

Beverages - 0.47%
 Coca-Cola Company (The),
   4.0%, 6-1-05...........................       500      504,980
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................       400      416,802
                                                     ------------
                                                          921,782
                                                     ------------

Business Equipment and Services - 1.70%
 Pemex Project Funding Master Trust:
   8.5%, 2-15-08 .........................       800      830,000
   9.125%, 10-13-10 ......................       500      525,000
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................       230      236,610
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     1,750    1,775,735
                                                     ------------
                                                        3,367,345
                                                     ------------

Communications Equipment - 0.61%
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (B) ...................     1,201    1,205,650
                                                     ------------


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Computers - Main and Mini - 0.51%
 International Business Machines Corporation,
   5.375%, 3-31-05 (A) ...................  EUR1,000 $  1,006,203
                                                     ------------

Containers - 0.35%
 Owens-Illinois, Inc.,
   7.15%, 5-15-05 ........................    $  750      697,500
                                                     ------------

Finance Companies - 9.00%
 Abitibi-Consolidated Company of Canada,
   6.95%, 12-15-06........................     1,000      986,480
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     1,244    1,372,665
 Associates Corporation of North America,
   6.25%, 11-1-08.........................       750      787,686
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07..........................     2,950    3,230,383
 California Infrastructure and Economic
   Development Bank, Special Purpose
   Trust PG&E-1,
   6.42%, 9-25-08 ........................     1,000    1,063,110
 Chase Manhattan - First Union Commercial
   Mortgage Trust,
   7.439%, 7-15-09 .......................     1,500    1,668,924
 Countrywide Home Loans, Inc.,
   6.5%, 8-25-29 .........................     2,301    2,348,569
 First Union National Bank Commercial Mortgage,
   7.841%, 3-15-10 .......................     2,500    2,835,454
 General Motors Acceptance Corporation:
   5.5%, 2-2-05 (A) ......................  EUR1,250    1,234,797
   6.125%, 9-15-06 .......................    $1,000    1,014,155
   8.875%, 6-1-10 ........................       500      561,810
 IMC Home Equity Loan Trust,
   6.9%, 1-20-22 .........................        97       98,646
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................       500      601,064
                                                     ------------
                                                       17,803,743
                                                     ------------

Food and Related - 1.20%
 ConAgra, Inc.,
   7.125%, 10-1-26 .......................     1,750    1,889,274
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07 ......................       500      483,750
                                                     ------------
                                                        2,373,024
                                                     ------------


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Forest and Paper Products - 1.31%
 Bowater Canada Finance Corporation,
   7.95%, 11-15-11........................    $1,000 $  1,031,447
 Champion International Corporation,
   6.4%, 2-15-26 .........................     1,500    1,561,851
                                                     ------------
                                                        2,593,298
                                                     ------------

Health Care - General - 1.01%
 Bristol-Myers Squibb Company,
   5.75%, 10-1-11.........................     2,000    1,989,892
                                                     ------------

Hospital Supply and Management - 0.57%
 HCA - The Healthcare Company,
   8.75%, 9-1-10 .........................     1,000    1,128,463
                                                     ------------

Household - General Products - 1.99%
 Kimberly-Clark Corporation,
   4.5%, 7-30-05 (B)......................     1,500    1,531,935
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................     2,000    2,404,246
                                                     ------------
                                                        3,936,181
                                                     ------------

Insurance - Life - 0.01%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 (C) ....................       250       10,000
                                                     ------------

Motor Vehicle Parts - 0.05%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 (C) .....................       500      106,875
                                                     ------------

Multiple Industry - 3.54%
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (B) ....................     1,500    1,050,000
 CIT Group, Inc. (The),
   7.375%, 4-2-07.........................     1,500    1,500,159
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................       500      502,500
 Cox Trust II,
   7.0%, 8-16-04 .........................       500      505,625


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Multiple Industry (Continued)
 Tele-Communications, Inc.,
   8.35%, 2-15-05 ........................    $1,000 $  1,056,964
 Tyco International Group S.A.,
   6.375%, 2-15-06........................     1,000      809,650
 Union Electric Co.,
   8.25%, 10-15-22 .......................     1,500    1,583,794
                                                     ------------
                                                        7,008,692
                                                     ------------

Petroleum - Domestic - 0.53%
 Ocean Energy, Inc.,
   8.375%, 7-1-08 ........................     1,000    1,055,000
                                                     ------------

Petroleum - Services - 0.99%
 Halliburton Company,
   6.75%, 2-1-27 .........................     2,000    1,956,392
                                                     ------------

Real Estate Investment Trusts - 0.25%
 Host Marriott, L.P.,
   8.375%, 2-15-06 .......................       500      490,000
                                                     ------------

Retail - Specialty Stores - 0.70%
 Fred Meyer, Inc.,
   7.45%, 3-1-08 .........................     1,250    1,374,350
                                                     ------------

See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Utilities - Electric - 2.94%
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................    $  678 $    683,851
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................       750      763,936
 HQI Transelec Chile S.A.,
   7.875%, 4-15-11 .......................       750      776,493
 Kansas Gas and Electric Company,
   7.6%, 12-15-03 ........................     1,000    1,002,993
 Niagara Mohawk Power Corporation,
   7.375%, 7-1-03 ........................       756      789,058
 TXU Eastern Funding Company,
   6.45%, 5-15-05 ........................     1,750    1,794,541
                                                     ------------
                                                        5,810,872
                                                     ------------

Utilities - Gas and Pipeline - 1.32%
 Tennessee Gas Pipeline Company,
   7.0%, 3-15-27..........................     2,000    1,996,554
 Williams Companies, Inc. (The):
   6.5%, 8-1-06...........................       500      406,591
   7.125%, 9-1-11 ........................       250      202,450
                                                     ------------
                                                        2,605,595
                                                     ------------
Utilities - Telephone - 1.50%
 BellSouth Corporation,
   5.0%, 10-15-06 ........................       500      503,987
 Deutsche Telekom International Finance B.V.,
   8.25%, 6-15-30 ........................     1,000      929,606
 Pacific Bell,
   7.25%, 11-1-27 ........................       750      767,357
 Qwest Communications International Inc.,
   7.5%, 11-1-08..........................     1,250      756,250
                                                     ------------
                                                        2,957,200
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 36.67%             $ 72,501,239
 (Cost: $71,981,038)


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Canada - 2.04%
 Hydro-Quebec,
   8.05%, 7-7-24 .........................    $1,000 $  1,198,733
 Province de Quebec:
   7.14%, 2-27-26 ........................     1,500    1,699,962
   6.29%, 3-6-26 .........................     1,000    1,126,705
                                                     ------------
                                                        4,025,400
                                                     ------------

Supranational - 0.60%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     1,000    1,192,634
                                                     ------------

TOTAL OTHER GOVERNMENT SECURITIES - 2.64%            $  5,218,034
 (Cost: $4,549,370)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 11.39%
 Federal Home Loan Bank,
   5.75%, 9-24-08 ........................     2,000    2,016,430
 Federal Home Loan Mortgage Corporation:
   6.375%, 11-15-03 ......................       750      789,460
   4.5%, 3-15-04 (A) .....................    EUR750      744,915
   4.625%, 4-11-05........................    $1,000    1,015,517
 Federal National Mortgage Association:
   4.0%, 12-10-04.........................     1,000    1,014,440
   3.58%, 5-26-05.........................     1,500    1,502,735
   5.5%, 2-15-06 .........................     2,250    2,362,246
   5.25%, 8-14-06 ........................     1,500    1,542,398
   4.5%, 10-17-06.........................     2,000    2,015,296
   6.25%, 7-19-11 ........................     1,000    1,031,594
   6.0%, 12-21-11.........................     4,750    4,873,030
 Tennessee Valley Authority:
   4.875%, 12-15-16 ......................     2,500    2,537,670
   5.88%, 4-1-36 .........................     1,000    1,062,507
                                                     ------------
                                                       22,508,238
                                                     ------------


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Mortgage-Backed Obligations - 31.79%
 Federal Home Loan Mortgage Corporation Agency
   REMIC/CMO:
   6.0%, 3-25-14 .........................    $3,500 $  3,620,958
   6.5%, 9-25-18 .........................       500      518,402
   6.25%, 1-15-21 ........................     4,000    4,135,480
   6.5%, 8-25-21 .........................       282      289,786
   6.5%, 11-25-21 ........................     2,088    2,198,314
   6.5%, 1-15-27 .........................     2,424    2,487,937
   6.0%, 2-25-28..........................     1,940    1,990,926
   6.5%, 7-15-28 .........................     3,545    3,664,500
   7.5%, 3-15-29 .........................     1,578    1,607,530
   7.5%, 9-15-29..........................       614      681,099
   6.5%, 11-15-29 ........................     1,665    1,686,373
 Federal Home Loan Mortgage Corporation Fixed
   Rate Participation Certificates:
   5.5%, 9-01-08..........................     4,207    4,279,654
   9.0%, 6-1-27 ..........................     1,150    1,265,112
   7.0%, 5-1-31 ..........................     1,456    1,510,109
   6.5%, 10-1-31 .........................     2,100    2,145,667
   6.5%, 6-01-32..........................     2,500    2,553,979
 Federal Home Loan Mortgage Corporation
   Non-Agency REMIC/CMO,
   6.5%, 11-15-29 ........................     3,082    3,171,390
 Federal National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   6.09%, 4-1-09 .........................     1,931    2,023,769
   6.0%, 1-1-17...........................     2,424    2,476,388
   6.0%, 2-1-17...........................       969      990,064
   5.5%, 7-1-17...........................     2,000    2,002,500
   7.0%, 6-1-24 ..........................     1,344    1,400,091
   6.0%, 12-1-28 .........................     1,904    1,915,373


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Mortgage-Backed Obligations (Continued)
 Government National Mortgage Association Fixed
   Rate Pass-Through Certificates:
   8.0%, 11-15-17 ........................    $1,376 $  1,485,117
   7.5%, 7-15-23 .........................       452      481,301
   7.5%, 12-15-23 ........................       727      773,949
   8.0%, 9-15-25 .........................       428      458,519
   7.0%, 7-20-27..........................       267      276,840
   7.0%, 8-20-27 .........................       520      539,640
   6.5%, 7-15-28..........................     2,223    2,280,198
   6.5%, 5-15-29 .........................     1,056    1,082,208
   7.5%, 7-15-29 .........................       685      724,058
   7.75%, 10-15-31 .......................       309      336,588
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   2000-1 Class 2-C,
   7.25%, 11-15-21 .......................       500      534,834
   2000-2 Class 1-D,
   7.5%, 9-15-26 .........................     2,000    2,152,820
   2001-2 Class 1-D,
   6.75%, 9-15-19 ........................       750      793,043
   2001-3 Class G,
   6.5%, 4-15-27 .........................       500      515,230
   2002-1 Class 2-G,
   6.5%, 10-15-25.........................     1,750    1,809,605
                                                     ------------
                                                       62,859,351
                                                     ------------

Treasury Obligations - 12.69%
 United States Treasury Bond:
   11.25%, 2-15-15 .......................     3,250    5,049,181
   6.125%, 11-15-27 ......................     5,000    5,287,330
 United States Treasury Note:
   6.5%, 8-15-05 .........................     2,000    2,178,124
   7.0%, 7-15-06 .........................     3,000    3,350,973
   6.5%, 10-15-06.........................     2,500    2,752,165
   5.625%, 5-15-08 .......................     4,500    4,803,048
   6.5%, 2-15-10 .........................     1,500    1,676,820
                                                     ------------
                                                       25,097,641
                                                     ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 55.87%   $110,465,230
 (Cost: $106,885,811)


See Notes to Schedule of Investments on page 33.

THE INVESTMENTS OF THE BOND PORTFOLIO
     June 30, 2002

                                                            Value

TOTAL SHORT-TERM SECURITIES - 4.80%                  $  9,494,000
 (Cost: $9,494,000)

TOTAL INVESTMENT SECURITIES - 99.98%                 $197,678,503
 (Cost: $192,910,219)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.02%          33,991

NET ASSETS - 100.00%                                 $197,712,494


Notes to Schedule of Investments

(A)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR-EURO).

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the total value of these securities amounted to $3,787,585 or 1.92% of net assets.

(C)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     BOND PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $197,679
 Cash  ................................................         1
 Receivables:
   Interest ...........................................     2,285
   Fund shares sold ...................................       222
 Prepaid insurance premium  ...........................         1
                                                         --------
    Total assets  .....................................   200,188
                                                         --------
LIABILITIES
 Payable for investment securities sold ...............     2,010
 Payable to Fund shareholders  ........................       431
 Accrued management fee (Note 2)  .....................        16
 Accrued accounting services fee (Note 2) .............         4
 Accrued service fee (Note 2)  ........................         4
 Other  ...............................................        11
                                                         --------
    Total liabilities  ................................     2,476
                                                         --------
      Total net assets ................................  $197,712
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     36
   Additional paid-in capital .........................   190,488
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....     4,702
   Accumulated undistributed net realized loss
    on investment transactions  .......................    (2,287)
   Net unrealized appreciation in value
    of investments  ...................................     4,773
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $197,712
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $5.5630
                                                          =======
Capital shares outstanding ............................    35,541
Capital shares authorized .............................    60,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     BOND PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................    $5,469
                                                           ------
 Expenses (Note 2):
   Investment management fee ..........................       482
   Service fee ........................................       226
   Accounting services fee ............................        22
   Custodian fees .....................................         8
   Audit fees .........................................         7
   Legal fees .........................................         2
   Other ..............................................        18
                                                           ------
    Total expenses  ...................................       765
                                                           ------
      Net investment income............................     4,704
                                                           ------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on securities  .....................        84
 Realized net loss on foreign currency transactions  ..        (2)
                                                           ------
   Realized net gain on investments ...................        82
   Unrealized appreciation in value of
    investments during the period  ....................     2,029
                                                           ------
    Net gain on investments  ..........................     2,111
                                                           ------
      Net increase in net assets
       resulting from operations  .....................    $6,815
                                                           ======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     BOND PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................    $  4,704     $  7,842
 Realized net gain (loss)
   on investments ......................          82          (59)
 Unrealized appreciation  ..............       2,029        1,937
                                            --------     --------
   Net increase in net assets resulting
    from operations  ...................       6,815        9,720
                                            --------     --------
Dividends to shareholders from net
 investment income (Note 1E):(1)  ......         ---       (7,838)
                                            --------     --------
Capital share transactions(2) ..........      20,393       51,392
                                            --------     --------
    Total increase  ....................      27,208       53,274
NET ASSETS
Beginning of period ....................     170,504      117,230
                                            --------     --------
End of period ..........................    $197,712     $170,504
                                            ========     ========
 Undistributed net investment income  ..      $4,702         $---
                                              ======         ====

(1)See "Financial Highlights" on page 37.

(2)Shares issued from sale of shares ...       7,126       19,079
Shares issued from reinvestment of dividend      ---        1,462
Shares redeemed ........................      (3,387)     (11,150)
                                               -----       ------
Increase in outstanding capital shares .       3,739        9,391
                                               =====       ======
Value issued from sale of shares .......     $38,815     $104,584
Value issued from reinvestment of dividend       ---        7,838
Value redeemed .........................     (18,422)     (61,030)
                                             -------     --------
Increase in outstanding capital ........     $20,393     $ 51,392
                                             =======     ========


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
       BOND PORTFOLIO
       For a Share of Capital Stock Outstanding Throughout Each Period:
       (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $5.3615  $5.2308 $5.0497  $5.4451 $5.3686  $5.2004
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.1324   0.2585  0.3172   0.3173  0.3180   0.3400
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.0691   0.1306  0.1811  (0.3954) 0.0765   0.1682
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2015   0.3891  0.4983  (0.0781) 0.3945   0.5082
                      -------  ------- -------  ------- -------  -------
Less distributions from net
 investment income    (0.0000) (0.2584)(0.3172) (0.3173)(0.3180) (0.3400)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.5630  $5.3615 $5.2308  $5.0497 $5.4451  $5.3686
                      =======  ======= =======  ======= =======  =======
Total return .......   3.73%    7.47%   9.83%   -1.44%   7.35%    9.77%
Net assets, end of
 period (in
 millions)  ........   $198     $171    $117     $111    $114      $99
Ratio of expenses
 to average net
 assets ............   0.85%(1) 0.83%   0.84%    0.81%   0.67%    0.58%
Ratio of net investment
 income to average
 net assets  .......   5.21%(1) 5.49%   6.08%    5.73%   5.99%    6.35%
Portfolio turnover
 rate  .............  15.66%   29.06%  32.68%   47.27%  32.75%   36.81%

(1)Annualized.
See Notes to Financial Statements.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 7.51%
 Lockheed Martin Corporation  ............   625,200   $ 43,451,400
 Raytheon Company ........................   366,100     14,918,575
                                                       ------------
                                                         58,369,975
                                                       ------------

Aluminum - 1.94%
 Alcoa Incorporated  .....................   455,100     15,086,565
                                                       ------------

Banks - 4.69%
 U.S. Bancorp  ...........................   907,800     21,197,130
 Wells Fargo & Company  ..................   304,600     15,248,276
                                                       ------------
                                                         36,445,406
                                                       ------------

Beverages - 1.45%
 Anheuser-Busch Companies, Inc.  .........   225,300     11,265,000
                                                       ------------

Broadcasting - 1.30%
 Viacom Inc., Class B*  ..................   226,800     10,063,116
                                                       ------------

Capital Equipment - 0.99%
 Caterpillar Inc.  .......................   157,800      7,724,310
                                                       ------------

Chemicals - Petroleum and Inorganic - 1.08%
 du Pont (E.I.) de Nemours and Company  ..   188,100      8,351,640
                                                       ------------

Chemicals - Specialty - 1.46%
 Air Products and Chemicals, Inc.  .......   225,200     11,365,844
                                                       ------------

Computers - Micro - 0.86%
 Dell Computer Corporation*  .............   255,600      6,687,774
                                                       ------------

Computers - Peripherals - 3.96%
 Microsoft Corporation*  .................   417,700     22,818,951
 SAP Aktiengesellschaft, ADR  ............   327,500      7,954,975
                                                       ------------
                                                         30,773,926
                                                       ------------


See Notes to Schedule of Investments on page 42.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic Components - 1.29%
 Analog Devices, Inc.*  ..................   157,900   $  4,689,630
 Intel Corporation  ......................   290,900      5,316,198
                                                       ------------
                                                         10,005,828
                                                       ------------

Farm Machinery - 1.64%
 Deere & Company  ........................   265,800     12,731,820
                                                       ------------

Health Care - Drugs - 8.47%
 Forest Laboratories, Inc.*  .............   342,700     24,263,160
 Pfizer Inc.  ............................   637,450     22,310,750
 Pharmacia Corporation  ..................   322,527     12,078,636
 Schering-Plough Corporation  ............   290,100      7,136,460
                                                       ------------
                                                         65,789,006
                                                       ------------

Health Care - General - 2.77%
 Johnson & Johnson  ......................   113,700      5,941,962
 Wyeth ...................................   304,500     15,590,400
                                                       ------------
                                                         21,532,362
                                                       ------------

Hospital Supply and Management - 0.72%
 Medtronic, Inc. .........................   130,900      5,609,065
                                                       ------------

Insurance - Property and Casualty - 6.22%
 American International Group, Inc.  .....   187,937     12,822,941
 Chubb Corporation (The)  ................   263,300     18,641,640
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft (A) ................    71,300     16,830,450
                                                       ------------
                                                         48,295,031
                                                       ------------

Leisure Time Industry - 1.04%
 Walt Disney Company (The)  ..............   426,100      8,053,290
                                                       ------------

Petroleum - Domestic - 6.05%
 Anadarko Petroleum Corporation  .........   548,800     27,055,840
 Burlington Resources Inc.  ..............   525,400     19,965,200
                                                       ------------
                                                         47,021,040
                                                       ------------


See Notes to Schedule of Investments on page 42.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
     June 30, 2002

                                              Shares        Value\

COMMON STOCKS (Continued)
Petroleum - International - 5.16%
 Exxon Mobil Corporation  ................   581,858   $ 23,809,629
 Royal Dutch Petroleum Company, NY Shares    295,000     16,304,650
                                                       ------------
                                                         40,114,279
                                                       ------------

Petroleum - Services - 6.36%
 Baker Hughes Incorporated  ..............   688,800     22,930,152
 Schlumberger Limited  ...................   344,000     15,996,000
 Transocean Sedco Forex Inc.  ............   335,671     10,456,152
                                                       ------------
                                                         49,382,304
                                                       ------------

Retail - General Merchandise - 3.24%
 Target Corporation  .....................   660,300     25,157,430
                                                       ------------

Security and Commodity Brokers - 4.46%
 Fannie Mae  .............................   103,300      7,618,375
 Freddie Mac  ............................   124,100      7,594,920
 Goldman Sachs Group, Inc. (The)  ........   265,600     19,481,760
                                                       ------------
                                                         34,695,055
                                                       ------------

Trucking and Shipping - 0.12%
United Parcel Service, Inc., Class B......    14,500        895,375
                                                       ------------

Utilities - Electric - 5.22%
 Dominion Resources, Inc.  ...............   260,400     17,238,480
 Duke Energy Corporation*  ...............   381,900     11,877,090
 Progress Energy, Inc.  ..................   144,400      7,510,244
 TXU Corp.  ..............................    76,800      3,959,040
                                                       ------------
                                                         40,584,854
                                                       ------------

Utilities - Gas and Pipeline - 1.39%
 El Paso Corporation  ....................   525,200     10,824,372
                                                       ------------

Utilities - Telephone - 6.02%
 BellSouth Corporation  ..................   238,900      7,525,350
 Cox Communications, Inc., Class A*  .....   649,000     17,879,950
 SBC Communications Inc.  ................   455,700     13,898,850
 Vodafone Group Plc, ADR  ................   544,800      7,436,520
                                                       ------------
                                                         46,740,670
                                                       ------------


See Notes to Schedule of Investments on page 42.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
     June 30, 2002

                                              Shares        Value

TOTAL COMMON STOCKS - 85.41%                           $663,565,337
(Cost: $592,904,564)

PREFERRED STOCKS
Utilities - Electric - 0.28%
 TXU Corp., 8.125% Preferred .............    42,900      2,164,305
                                                       ------------

Utilities - Telephone - 0.45%
 Cox Communications, Inc., 7.0%, Convertible  85,700      3,493,132
                                                       ------------

TOTAL PREFERRED STOCKS - 0.73%                         $  5,657,437
 (Cost: $6,484,247)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Banks - 1.36%
 Bank One Corporation,
   1.75%, 7-1-02..........................    $5,600      5,600,000
 Wells Fargo & Company,
   1.72%, 7-18-02.........................     5,000      4,995,939
                                                       ------------
                                                         10,595,939
                                                       ------------

 Beverages - 2.02%
 Coca-Cola Company (The),
   1.73%, 7-16-02.........................     5,666      5,661,916
 Diageo plc,
   1.73%, 7-22-02.........................    10,000      9,989,908
                                                       ------------
                                                         15,651,824
                                                       ------------

 Chemicals - Petroleum and Inorganic - 0.01%
 du Pont (E.I.) de Nemours and Company,
   1.6863%, Master Note...................        94         94,000
                                                       ------------

 Finance Companies - 0.34%
 USAA Capital Corp.,
   1.75%, 7-11-02.........................     2,637      2,635,718
                                                       ------------


See Notes to Schedule of Investments on page 42.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Related - 0.71%
 General Mills, Inc.,
   1.99%, Master Note.....................    $  513   $    513,000
 Unilever Capital Corporation,
   1.73%, 7-10-02.........................     5,000      4,997,838
                                                       ------------
                                                          5,510,838
                                                       ------------

 Health Care - Drugs - 1.93%
 Merck & Co., Inc.,
   1.78%, 7-01-02.........................     5,000      5,000,000
 Pharmacia Corporation,
   1.74%, 7-11-02.........................    10,000      9,995,167
                                                       ------------
                                                         14,995,167
                                                       ------------

 Health Care - General - 0.64%
 Baxter International Inc.,
   1.77%, 7-26-02.........................     5,000      4,993,854
                                                       ------------

 Household - General Products - 2.32%
 Procter & Gamble Company (The),
   1.73%, 7-22-02.........................    18,000     17,981,835
                                                       ------------

 Publishing - 0.93%
 Gannett Co.,
   1.75%, 7-11-02.........................     7,250      7,246,476
                                                       ------------

 Security and Commodity Brokers - 0.64%
 IBM Credit Corp.,
   1.73%, 7-17-02.........................     5,000      4,996,156
                                                       ------------

Total Commercial Paper - 10.90%                          84,701,807

United States Government Securities - 1.29%
 United States Treasury Bills,
   1.64%, 7-18-02.........................    10,000      9,992,255
                                                       ------------

TOTAL SHORT-TERM SECURITIES - 12.19%                   $ 94,694,062
 (Cost: $94,694,062)


See Notes to Schedule of Investments on page 42.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
     June 30, 2002

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.33%                   $763,916,836
 (Cost: $694,082,873)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.67%                   12,961,004

NET ASSETS - 100.00%                                   $776,877,840


Notes to Schedule of Investments
  *No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside of the United States.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     CORE EQUITY PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $763,917
 Receivables:
   Investment securities sold..........................    15,652
   Dividends and interest .............................       820
   Fund shares sold ...................................       348
 Prepaid insurance premium  ...........................         2
                                                         --------
    Total assets  .....................................   780,739
                                                         --------
LIABILITIES
 Payable for investment securities sold ...............     3,065
 Payable to Fund shareholders  ........................       659
 Accrued management fee (Note 2)  .....................        81
 Accrued service fee (Note 2)  ........................        16
 Accrued accounting services fee (Note 2)  ............         8
 Due to Custodian  ....................................         2
 Other  ...............................................        30
                                                         --------
    Total liabilities  ................................     3,861
                                                         --------
      Total net assets ................................  $776,878
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     86
   Additional paid-in capital .........................   842,687
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....     1,352
   Accumulated undistributed net realized loss on
    investment transactions  ..........................  (137,089)
   Net unrealized appreciation in value of
    investments  ......................................    69,842
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $776,878
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $9.0171
                                                          =======
Capital shares outstanding ............................    86,156
Capital shares authorized .............................   160,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     CORE EQUITY PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes
    of $56)  .......................................... $   4,803
   Interest and amortization ..........................       821
                                                        ---------
    Total income  .....................................     5,624
                                                        ---------
 Expenses (Note 2):
   Investment management fee ..........................     3,025
   Service fee ........................................     1,067
   Accounting services fee ............................        47
   Custodian fees .....................................        35
   Audit fees .........................................         9
   Legal fees .........................................         6
   Other ..............................................        64
                                                        ---------
    Total expenses  ...................................     4,253
                                                        ---------
      Net investment income ...........................     1,371
                                                        ---------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  .....................   (59,592)
 Realized net loss on foreign currency transactions  ..       (19)
                                                        ---------
   Realized net loss on investments ...................   (59,611)
 Unrealized depreciation in value of investments
   during the period ..................................   (59,619)
                                                        ---------
    Net loss on investments  ..........................  (119,230)
                                                        ---------
      Net decrease in net assets resulting
       from operations  ............................... $(117,859)
                                                        =========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     CORE EQUITY PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
DECREASE IN NET ASSETS
Operations:
 Net investment income  ................    $  1,371   $    2,027
 Realized net loss on investments  .....     (59,611)     (77,485)
 Unrealized depreciation  ..............     (59,619)     (89,874)
                                            --------   ----------
   Net decrease in net assets
    resulting from operations  .........    (117,859)    (165,332)
                                            --------   ----------
Dividends to shareholders from (Note 1E): (1)
 Net investment income  ................         ---       (2,015)
 Realized gains on
   securities transactions .............         ---          (24)
                                            --------   ----------
                                                 ---       (2,039)
                                            --------   ----------
Capital share transactions(2) ..........     (17,775)      (4,068)
                                            --------   ----------
    Total decrease  ....................    (135,634)    (171,439)
NET ASSETS
Beginning of period ....................     912,512    1,083,951
                                            --------   ----------
End of period ..........................    $776,878   $  912,512
                                            ========   ==========
 Undistributed net investment income  ..      $1,352         $---
                                              ======         ====

(1)See "Financial Highlights" on page 46.

(2)Shares issued from sale of shares ...       7,548       32,587
Shares issued from reinvestment of
dividend and/or capital gains distribution       ---          197
Shares redeemed ........................      (9,465)     (33,540)
                                              ------       ------
Decrease in outstanding
 capital shares ........................      (1,917)        (756)
                                              ======       ======
Value issued from sale of shares .......     $74,593     $346,389
Value issued from reinvestment of
dividend and/or capital gains distribution       ---        2,039
Value redeemed .........................     (92,368)    (352,496)
                                            --------     --------
Decrease in outstanding
 capital  ..............................    $(17,775)    $ (4,068)
                                            ========     ========


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
       CORE EQUITY PORTFOLIO
       For a Share of Capital Stock Outstanding Throughout Each Period:
       (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ........... $10.3608 $12.2027$12.9609 $12.3351$11.9615 $10.1373
                     -------- -------- -------  --------------- --------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.0159   0.0231  0.0376   0.1571  0.1752   0.0916
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.3596) (1.8418) 1.1650   1.3879  2.3532   2.5598
                     -------- ----------------  --------------- --------
Total from investment
 operations  .......  (1.3437) (1.8187) 1.2026   1.5450  2.5284   2.6514
                     -------- ----------------  --------------- --------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0229)(0.0360) (0.1570)(0.1752) (0.0915)
 Capital gains .....  (0.0000) (0.0003)(1.9248) (0.7622)(1.9796) (0.7357)
                     -------- ----------------  --------------- --------
Total distributions.  (0.0000) (0.0232)(1.9608) (0.9192)(2.1548) (0.8272)
                     -------- ----------------  ------- ------- --------
Net asset value,
 end of period  ....  $9.0171 $10.3608$12.2027 $12.9609$12.3351 $11.9615
                     ======== ================  =============== ========
Total return........ -12.97%  -14.91%   9.28%   12.52%  21.14%   26.16%
Net assets, end of
 period (in
 millions)  ........   $777     $913  $1,084     $941    $811     $637
Ratio of expenses
 to average net
 assets ............   1.00%(1) 0.98%   0.98%    0.96%   0.80%    0.72%
Ratio of net investment
 income to average
 net assets  .......   0.32%(1) 0.21%   0.28%    1.23%   1.35%    0.80%
Portfolio turnover
 rate  .............  19.20%   30.50%  49.11%   70.20%  62.84%   36.61%

(1)Annualized.

See Notes to Financial Statements.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 4.10%
 Lockheed Martin Corporation  ............   390,000 $ 27,105,000
 Raytheon Company ........................   185,000    7,538,750
                                                     ------------
                                                       34,643,750
                                                     ------------

Banks - 6.40%
 Bank of America Corporation  ............    75,000    5,277,000
 Bank of New York Company, Inc. (The)  ...   245,000    8,268,750
 Citigroup Inc.  .........................   490,000   18,987,500
 Mellon Financial Corporation  ...........   290,000    9,114,700
 Wells Fargo & Company  ..................   250,000   12,515,000
                                                     ------------
                                                       54,162,950
                                                     ------------

Beverages - 2.22%
Anheuser-Busch Companies, Inc.............   230,000   11,500,000
Coca-Cola Company (The) ..................   130,000    7,280,000
                                                     ------------
                                                       18,780,000
                                                     ------------

Broadcasting - 2.05%
 Viacom Inc., Class B*  ..................   391,542   17,372,718
                                                     ------------

Business Equipment and Services - 4.18%
 Accenture Ltd*  .........................   657,500   12,492,500
 First Data Corporation  .................   350,000   13,020,000
 KPMG Consulting, Inc.*  .................   250,000    3,713,750
 Office Depot, Inc.*  ....................   365,000    6,132,000
                                                     ------------
                                                       35,358,250
                                                     ------------

Capital Equipment - 1.32%
 Cooper Cameron Corporation*  ............   230,000   11,136,600
                                                     ------------

Chemicals - Specialty - 1.77%
 Air Products and Chemicals, Inc.  .......   200,000   10,094,000
 Praxair, Inc. ...........................    85,000    4,842,450
                                                     ------------
                                                       14,936,450
                                                     ------------

Communications Equipment - 2.54%
 Cisco Systems, Inc.*  ................... 1,540,700   21,485,061
                                                     ------------


See Notes to Schedule of Investments on page 50.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Computers - Main and Mini - 0.56%
 Hewlett-Packard Company  ................   310,000 $  4,736,800
                                                     ------------

Computers - Peripherals - 6.03%
 BEA Systems, Inc.*  .....................   350,000    3,328,500
 EMC Corporation*   ......................   708,400    5,348,420
 Lexmark International, Inc.*  ...........   135,000    7,344,000
 Microsoft Corporation*  .................   444,000   24,255,720
 Oracle Corporation*  ....................   475,000    4,500,625
 SAP Aktiengesellschaft, ADR  ............   255,000    6,193,950
                                                     ------------
                                                       50,971,215
                                                     ------------

Defense - 0.50%
 General Dynamics Corporation*  ..........    40,000    4,254,000
                                                     ------------

Electronic Components - 4.00%
 Altera Corporation*  ....................   300,000    4,078,500
 Analog Devices, Inc.*  ..................   210,000    6,237,000
 Maxim Integrated Products, Inc.*  .......   135,000    5,173,875
 Microchip Technology Incorporated*  .....   375,000   10,284,375
 Texas Instruments Incorporated  .........   150,000    3,555,000
 Xilinx, Inc.*  ..........................   200,000    4,487,000
                                                     ------------
                                                       33,815,750
                                                     ------------

Electronic Instruments - 1.46%
 Applied Materials, Inc.*  ...............   482,000    9,201,380
 Teradyne, Inc.*  ........................   135,000    3,172,500
                                                     ------------
                                                       12,373,880
                                                     ------------

Food and Related - 1.23%
 Kraft Foods Inc. ........................   255,000   10,442,250
                                                     ------------

Health Care - Drugs - 8.74%
 AmerisourceBergen Corporation ...........   100,000    7,600,000
 Forest Laboratories, Inc.*  .............   215,000   15,222,000
 Pfizer Inc.  ............................ 1,026,425   35,924,875
 Pharmacia Corporation  ..................   404,850   15,161,633
                                                     ------------
                                                       73,908,508
                                                     ------------


See Notes to Schedule of Investments on page 50.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Health Care - General - 4.15%
 Johnson & Johnson  ......................   309,400 $ 16,169,244
 Wyeth ...................................   370,000   18,944,000
                                                     ------------
                                                       35,113,244
                                                     ------------

Homebuilders, Mobile Homes - 0.98%
 Lennar Corporation ......................   135,000    8,262,000
                                                     ------------

Hospital Supply and Management - 5.57%
 Health Management Associates, Inc.,
   Class A* ..............................   935,000   18,840,250
 Medtronic, Inc. .........................   225,000    9,641,250
 Tenet Healthcare Corporation*  ..........   260,000   18,603,000
                                                     ------------
                                                       47,084,500
                                                     ------------

Hotels and Gaming - 0.50%
 International Game Technology*  .........    75,000    4,252,500
                                                     ------------

Household - General Products - 1.23%
 Procter & Gamble Company (The)  .........   116,600   10,412,380
                                                     ------------

Insurance - Property and Casualty - 3.20%
 American International Group, Inc.  .....   138,812    9,471,143
 Chubb Corporation (The) .................    60,000    4,248,000
 Hartford Financial Services Group
   Inc. (The) ............................   225,000   13,380,750
                                                     ------------
                                                       27,099,893
                                                     ------------

Motor Vehicle Parts - 1.40%
 AutoZone, Inc.*  ........................   110,000    8,503,000
 Danaher Corporation .....................    50,000    3,317,500
                                                     ------------
                                                       11,820,500
                                                     ------------

Motor Vehicles - 1.15%
 Harley-Davidson, Inc.  ..................   190,600    9,772,062
                                                     ------------


See Notes to Schedule of Investments on page 50.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum - Domestic - 2.78%
 Anadarko Petroleum Corporation  .........   235,000 $ 11,585,500
 Burlington Resources Inc.  ..............   315,000   11,970,000
                                                     ------------
                                                       23,555,500
                                                     ------------

Petroleum - International - 2.18%
 Exxon Mobil Corporation  ................   450,000   18,414,000
                                                     ------------

Petroleum - Services - 2.09%
 Baker Hughes Incorporated  ..............   255,000    8,488,950
 Smith International, Inc.*  .............    65,000    4,432,350
 Transocean Sedco Forex Inc.  ............   151,811    4,728,913
                                                     ------------
                                                       17,650,213
                                                     ------------

Restaurants - 1.18%
 Wendy's International, Inc. .............   250,000    9,957,500
                                                     ------------

Retail - General Merchandise - 3.22%
 Kohl's Corporation*  ....................   180,000   12,614,400
 Target Corporation  .....................   385,000   14,668,500
                                                     ------------
                                                       27,282,900
                                                     ------------

Retail - Specialty Stores - 4.03%
 Blockbuster Inc., Class A ...............   315,000    8,473,500
 Home Depot, Inc. (The)  .................   400,000   14,692,000
 Lowe's Companies, Inc.  .................   240,000   10,896,000
                                                     ------------
                                                       34,061,500
                                                     ------------

 Security and Commodity Brokers - 8.37%
 American Express Company ................   115,000    4,176,800
 Charles Schwab Corporation (The)  .......   330,000    3,696,000
 Fannie Mae  .............................   233,600   17,228,000
 Freddie Mac  ............................   240,000   14,688,000
 Goldman Sachs Group, Inc. (The)  ........   190,000   13,936,500
 Morgan Stanley Dean Witter & Co.  .......   210,000    9,046,800
 Prudential Financial, Inc.*  ............   240,000    8,006,400
                                                     ------------
                                                       70,778,500
                                                     ------------


See Notes to Schedule of Investments on page 50.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Tobacco - 2.35%
 Philip Morris Companies Inc.  ...........   455,000 $ 19,874,400
                                                     ------------

TOTAL COMMON STOCKS - 91.48%                         $773,769,774
 (Cost: $704,870,724)

TOTAL SHORT-TERM SECURITIES - 8.51%                  $ 71,961,746
 (Cost: $71,961,746)

TOTAL INVESTMENT SECURITIES - 99.99%                 $845,731,520
 (Cost: $776,832,470)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%          44,557

NET ASSETS - 100.00%                                 $845,776,077


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     GROWTH PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $845,732
 Cash  ................................................         2
 Receivables:
   Dividends and interest .............................       573
   Fund shares sold ...................................       348
 Prepaid insurance premium  ...........................         2
                                                         --------
    Total assets  .....................................   846,657
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ........................       741
 Accrued management fee (Note 2)  .....................        89
 Accrued service fee (Note 2)  ........................        18
 Accrued accounting services fee (Note 2)  ............         8
 Other  ...............................................        25
                                                         --------
    Total liabilities  ................................       881
                                                         --------
      Total net assets ................................  $845,776
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...................................... $     114
   Additional paid-in capital .........................   899,282
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss.......      (141)
   Accumulated undistributed net realized loss on
    investment transactions  ..........................  (122,378)
   Net unrealized appreciation in
    value of investments  .............................    68,899
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $845,776
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $7.3628
                                                          =======
Capital shares outstanding ............................   114,871
Capital shares authorized .............................   210,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     GROWTH PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT LOSS
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $10)  $   3,770
   Interest and amortization ..........................       744
                                                        ---------
    Total income  .....................................     4,514
                                                        ---------
 Expenses (Note 2):
   Investment management fee ..........................     3,329
   Service fee ........................................     1,175
   Accounting services fee ............................        47
   Custodian fees .....................................        23
   Audit fees .........................................         9
   Legal fees .........................................         3
   Other ..............................................        69
                                                        ---------
    Total expenses  ...................................     4,655
                                                        ---------
      Net investment loss .............................      (141)
                                                        ---------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................   (37,601)
 Unrealized depreciation in value of investments
   during the period ..................................   (82,443)
                                                        ---------
   Net loss on investments ............................  (120,044)
                                                        ---------
    Net decrease in net assets resulting
      from operations ................................. $(120,185)
                                                        =========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     GROWTH PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
DECREASE IN NET ASSETS
Operations:
 Net investment income (loss)  .........    $   (141)   $   2,900
 Realized net loss on investments  .....     (37,601)     (78,995)
 Unrealized depreciation  ..............     (82,443)    (106,389)
                                            --------    ---------
   Net decrease in net assets
    resulting from operations  .........    (120,185)    (182,484)
                                            --------    ---------
Dividends to shareholders from (Note 1E):(1)
 Net investment income  ................         ---       (2,900)
 Realized gains on securities
   transactions ........................         ---       (5,782)
                                            --------    ---------
                                                 ---       (8,682)
                                            --------    ---------
Capital share transactions(2) ..........     (29,421)     (69,828)
                                            --------    ---------
   Total decrease ......................    (149,606)    (260,994)
NET ASSETS
Beginning of period ....................     995,382    1,256,376
                                            --------   ----------
End of period ..........................    $845,776   $  995,382
                                            ========   ==========
 Undistributed net investment income (loss)    $(141)        $---
                                               =====         ====

(1)See "Financial Highlights" on page 54.

(2)Shares issued from sale of shares ...      10,521       39,502
Shares issued from reinvestment of
dividend and/or capital gains distribution       ---        1,035
Shares redeemed ........................     (14,256)     (49,054)
                                              ------       ------
Decrease in outstanding capital
 shares  ...............................      (3,735)      (8,517)
                                              ======       ======
Value issued from sale of shares .......    $ 85,583     $339,919
Value issued from reinvestment of
dividend and/or capital gains distribution       ---        8,682
Value redeemed .........................    (115,004)    (418,429)
                                            --------     --------
Decrease in outstanding
 capital  ..............................    $(29,421)    $(69,828)
                                            ========     ========

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
       GROWTH PORTFOLIO
       For a Share of Capital Stock Outstanding Throughout Each Period:
       (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $8.3923  $9.8831$10.8751 $ 9.2989 $7.5679  $6.7967
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.0012)  0.0246  0.0163   0.0056  0.0456   0.0574
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.0283) (1.4417) 0.1375   3.1886  2.0215   1.4003
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (1.0295) (1.4171) 0.1538   3.1942  2.0671   1.4577
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0246)(0.0163) (0.0056)(0.0456) (0.0570)
 Capital gains  ....  (0.0000) (0.0491)(1.1295) (1.6124)(0.2905) (0.6295)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.0737)(1.1458) (1.6180)(0.3361) (0.6865)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $7.3628  $8.3923$ 9.8831 $10.8751 $9.2989  $7.5679
                      =======  ======= =======  ======= =======  =======
Total return ....... -12.26%  -14.34%   1.41%   34.35%  27.31%   21.45%
Net assets, end of
 period (in
 millions)  ........   $846     $995  $1,256   $1,163    $825     $639
Ratio of expenses
 to average net
 assets ............   0.99%(1) 0.97%   0.96%    0.96%   0.80%    0.72%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.03%(1) 0.27%   0.14%    0.06%   0.55%    0.75%
Portfolio turnover
 rate  .............  20.90%   50.70%  56.52%   65.82%  75.58%  162.41%

(1)Annualized.

See Notes to Financial Statements.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS, RIGHTS AND WARRANTS
Broadcasting - 0.06%
 Charter Communications, Inc.*  ..........    18,000  $    73,530
                                                     ------------

Communications Equipment - 0.00%
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............       500            5
                                                     ------------

Petroleum - Services - 0.23%
 Baker Hughes Incorporated  ..............     5,000      166,450
 Schlumberger Limited  ...................     2,500      116,250
                                                     ------------
                                                          282,700
                                                     ------------

Retail - General Merchandise - 0.26%
 United Auto Group, Inc.*  ...............    15,000      313,500
                                                     ------------

Security and Commodity Brokers - 0.00%
 ONO Finance Plc, Rights (A)*  ...........       250           31
                                                     ------------

Trucking and Shipping - 0.47%
 Pacer International, Inc. ...............    32,500      560,463
                                                     ------------

Utilities - Telephone - 0.00%
 GT Group Telecom, Inc., Warrants (A)*  ..       300            3
 IWO Holdings, Inc., Warrants (A)*  ......     1,500          375
 Leap Wireless International, Inc.,
   Warrants (A)* .........................     1,250           12
                                                     ------------
                                                              390
                                                     ------------

TOTAL COMMON STOCKS, RIGHTS AND WARRANTS - 1.02%     $  1,230,619
 (Cost: $2,006,623)

PREFERRED STOCKS
Broadcasting - 0.05%
 Adelphia Communications Corporation, 13.0%   12,500       62,500
                                                     ------------

Multiple Industry- 1.13%
 Anvil Holdings, Inc., 13.0%*  ...........    67,759    1,355,187
                                                     ------------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                              Shares        Value

PREFERRED STOCKS (Continued)
Savings and Loans - 0.43%
 California Federal Preferred Capital
   Corporation, 9.125% ...................    20,000 $    522,200
                                                     ------------

Utilities - Telephone - 0.00%
 Intermedia Communications Inc., 13.5%*  .         1           22
                                                     ------------

TOTAL PREFERRED STOCKS - 1.61%                       $  1,939,909
 (Cost: $2,461,901)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES
Broadcasting - 3.27%
 Gray Communications Systems, Inc.,
   9.25%, 12-15-11 (A) ...................    $  500      510,000
 Insight Communications Company, Inc.,
   0.0%, 2-15-11 (B) .....................     2,000      860,000
 LIN Holdings Corp.:
   8.0%, 1-15-08 .........................     1,000      995,000
   8.375%, 3-1-08.........................        50       49,625
 Sinclair Broadcast Group, Inc.,
   8.75%, 12-15-11 .......................       500      500,000
 Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09 .......................     1,000    1,030,000
                                                      -----------
                                                        3,944,625
                                                      -----------

Business Equipment and Services - 8.85%
 Allbritton Communications Company,
   9.75%, 11-30-07 .......................       500      515,000
 Allied Waste North America, Inc.:
   8.5%, 12-1-08 .........................     2,000    1,930,000
   10.0%, 8-1-09 .........................     2,000    1,965,160
 Avis Rent A Car, Inc.,
   11.0%, 5-1-09 .........................     1,670    1,820,300
 Graphic Packaging Corporation,
   8.625%, 2-15-12 (A)....................       400      413,000
 IESI Corporation,
   10.25%, 6-15-12 (A)....................       650      650,000
 Lamar Advertising Company,
   9.625%, 12-1-06........................     1,000    1,030,000
 Synagro Technologies, Inc.,
   9.5%, 4-1-09 (A).......................     1,300    1,332,500
 Westinghouse Air Brake Company,
   9.375%, 6-15-05........................     1,000    1,005,000
                                                      -----------
                                                       10,660,960
                                                      -----------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Capital Equipment - 3.02%
 CSK Auto, Inc.,
   12.0%, 6-15-06 (A) ....................    $1,500  $ 1,603,125
 NMHG Holding Co.,
   10.0%, 5-15-09 (A).....................     2,000    2,030,000
                                                      -----------
                                                        3,633,125
                                                      -----------

Chemicals - Specialty - 1.95%
 Buckeye Cellulose Corporation,
   8.5%, 12-15-05 ........................     1,750    1,575,000
 OM Group, Inc.,
   9.25%, 12-15-11 .......................       750      776,250
                                                      -----------
                                                        2,351,250
                                                      -----------

Communications Equipment - 2.25%
 EchoStar DBS Corporation,
   9.375%, 2-1-09 ........................       500      462,500
 PanAmSat Corporation:
   6.0%, 1-15-03..........................        50       49,493
   8.5%, 2-1-12 (A).......................     1,250    1,150,000
 Pliant Corporation,
   13.0%, 6-1-10..........................     1,000    1,050,000
                                                      -----------
                                                        2,711,993
                                                      -----------

Construction Materials - 1.10%
 Interface, Inc.,
   10.375%, 2-1-10 .......................     1,250    1,329,687
                                                      -----------

Consumer Electronics - 2.52%
 ACME Television, LLC,
   10.875%, 9-30-04 ......................        26       26,130
 LIN Holdings Corp.
   0.0%, 3-1-08 (B) ......................     3,275    3,013,000
                                                     ------------
                                                        3,039,130
                                                     ------------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Containers - 1.59%
 Corporacion Durango, S.A. de C.V.,
   13.125%, 8-1-06 .......................    $1,000 $    880,000
 Silgan Holdings Inc.,
   9.0%, 6-1-09 (A).......................     1,000    1,030,000
                                                     ------------
                                                        1,910,000
                                                     ------------

Electrical Equipment - 1.20%
 Integrated Electrical Services, Inc.,
   9.375%, 2-1-09 ........................     1,500    1,440,000
                                                     ------------

Food and Related - 4.17%
 American Seafoods Group LLC and
   American Seafoods, Inc.,
   10.125%, 4-15-10 (A)...................       750      757,500
 Aurora Foods Inc.,
   9.875%, 2-15-07 .......................     2,250    1,575,000
 Pilgrim's Pride Corporation,
   9.625%, 9-15-11 .......................     2,375    2,446,250
 Roundy's, Inc.,
   8.875%, 6-15-12 (A)....................       250      249,375
                                                      -----------
                                                        5,028,125
                                                      -----------

Forest and Paper Products - 1.73%
 Riverwood International Corporation,
   10.875%, 4-1-08........................     2,000    2,080,000
                                                      -----------

Furniture and Furnishings - 0.43%
 Associated Materials Incorporated,
   9.75%, 4-15-12 (A).....................       500      512,500
                                                      -----------

Health Care - Drugs - 1.15%
 aaiPharma Inc.,
   11.0%, 4-1-10 (A)......................     1,500    1,387,500
                                                      -----------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Health Care - General - 1.57%
 Alliance Imaging, Inc.,
   10.375%, 4-15-11 ......................    $  750    $   795,000
 Bergen Brunswig Corporation,
   7.25%, 6-1-05 .........................       250      249,375
 Sybron Dental Specialties, Inc.,
   8.125%, 6-15-12 (A)....................       850      841,500
                                                      -----------
                                                        1,885,875
                                                      -----------

Hospital Supply and Management - 7.03%
 Columbia/HCA Healthcare Corporation:
   7.0%, 7-1-07 ..........................     2,111    2,215,575
   7.25%, 5-20-08 ........................       500      524,177
 Coventry Health Care, Inc.,
   8.125%, 2-15-12........................     1,500    1,530,000
 Extendicare Health Services, Inc.:
   9.35%, 12-15-07 .......................     1,000      930,000
   9.5%, 7-1-10 (A).......................       500      500,625
 Insight Health Services Corp.,
   9.875%, 11-1-11 .......................     1,250    1,256,250
 US Oncology, Inc.,
   9.625%, 2-1-12.........................       500      485,000
 United Surgical Partners Holdings, Inc.,
   10.0%, 12-15-11 .......................     1,000    1,035,000
                                                     ------------
                                                        8,476,627
                                                     ------------

Hotels and Gaming - 3.01%
 Ameristar Casinos, Inc.,
   10.75%, 2-15-09 .......................       250      268,125
 CapStar Hotel Company,
   8.75%, 8-15-07.........................       500      442,500
 Circus and Eldorado Joint Venture
   and Silver Legacy Capital Corp.,
   10.125%, 3-1-12 (A) ...................       400      408,000
 John Q Hammons Hotels, L P and John Q
   Hammons Hotels Finance Corporation III,
   8.875%, 5-15-12 (A)....................       250      245,000
 Mandalay Resort Group,
   9.375%, 2-15-10 .......................       500      517,500
 Mohegan Tribal Gaming Authority,
   8.0%, 4-1-12 ..........................       600      602,250


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Gaming (Continued)
 Prime Hospitality Corp.,
   8.375%, 5-1-12 (A) ....................    $  650  $   637,000
 Venetian Casino Resort,
   LLC and Las Vegas Sands, Inc.,
   11.0%, 6-15-10 (A).....................       500      503,125
                                                      -----------
                                                        3,623,500
                                                      -----------

Household - General Products - 8.45%
 Alltrista Corporation,
   9.75%, 5-1-12 (A)......................     1,300    1,241,500
 B & G Foods, Inc.:
   9.625%, 8-1-07 ........................     1,000    1,025,000
   9.625%, 8-1-07 (A).....................       500      512,500
 Container Corporation of America,
   9.75%, 4-1-03 .........................     1,165    1,197,038
 Core-Mark International, Inc.,
   11.375%, 9-15-03 ......................     1,000    1,028,440
 JohnsonDiversey, Inc.,
   9.625%, 5-15-12 (A)....................     1,000    1,045,000
 Sealy Mattress Company:
   0.0%, 12-15-07 (B) ....................     1,250    1,231,250
   9.875%, 12-15-07.......................       300      301,500
 Simmons Company,
   10.25%, 3-15-09........................     1,500    1,575,000
 Susquehanna Media Co.,
   8.5%, 5-15-09 .........................     1,000    1,030,000
                                                      -----------
                                                       10,187,228
                                                      -----------

Leisure Time Industry - 1.68%
 Premier Parks Inc.,
   9.75%, 6-15-07.........................     1,000    1,025,000
 Six Flags, Inc.,
   8.875%, 2-1-10.........................     1,000      995,000
                                                      -----------
                                                        2,020,000
                                                      -----------

Metal Fabrication - 0.41%
 Wolverine Tube, Inc.,
   10.5%, 4-1-09 (A)......................       500      490,000
                                                      -----------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Mining - 1.75%
 Compass Minerals Group, Inc.,
   10.0%, 8-15-11.........................    $2,000  $ 2,110,000
                                                      -----------

Motion Pictures - 2.24%
 AMC Entertainment Inc.,
   9.5%, 3-15-09 .........................     1,000      990,000
 Cinemark USA, Inc.:
   8.5%, 8-1-08...........................     1,000      960,000
   9.625%, 8-1-08.........................       750      750,000
                                                      -----------
                                                        2,700,000
                                                      -----------
Motor Vehicle Parts - 0.42%
 Collins & Aikman Floorcoverings, Inc.,
   9.75%, 2-15-10 (A).....................       500      510,000
                                                      -----------

Motor Vehicles - 0.26%
 Sonic Automotive, Inc.,
   11.0%, 8-1-08 .........................       300      315,000
                                                      -----------

Multiple Industry - 7.86%
 AAF-McQuay Inc.,
   8.875%, 2-15-03........................     2,000    1,995,000
 CSC Holdings, Inc.,
   8.125%, 8-15-09 .......................       250      207,019
 Charter Communications Holdings, LLC and
   Charter Communications Holdings Capital
   Corporation:
   10.75%, 10-1-09 .......................     2,500    1,756,250
   9.625%, 11-15-09 ......................     1,250      831,250
 Fisher Scientific International Inc.,
   8.125%, 5-1-12 (A).....................     1,500    1,492,500
 Phoenix Color Corp.,
   10.375%, 2-1-09........................       750      600,000
 Renaissance Media Group LLC,
   0.0%, 4-15-08 (B) .....................       500      375,000
 TransWestern Publishing Company LLC,
   9.625%, 11-15-07 ......................       750      776,250
 WESCO Distribution, Inc.,
   9.125%, 6-1-08 ........................     1,500    1,440,000
                                                     ------------
                                                        9,473,269
                                                     ------------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Petroleum - Domestic - 2.39%
 Chesapeake Energy Corporation,
   7.875%, 3-15-04 .......................    $1,500 $  1,522,500
 Giant Industries, Inc.,
   11.0%, 5-15-12 (A).....................       500      440,000
 Tesoro Petroleum Corporation,
   9.625%, 4-1-12 (A).....................     1,000      915,000
                                                     ------------
                                                        2,877,500
                                                     ------------

Petroleum - Services - 1.70%
 Key Energy Services, Inc.,
   8.375%, 3-1-08 ........................       750      768,750
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-07 ........................       500      521,250
 SESI, L.L.C.,
   8.875%, 5-15-11 .......................       750      757,500
                                                     ------------
                                                        2,047,500
                                                     ------------

Railroad - 0.75%
 Kansas City Southern Railway Company (The),
   7.5%, 6-15-09 (A)......................       900      901,125
                                                     ------------

Real Estate Investment Trusts  - 1.08%
 Meritage Corporation,
   9.75%, 6-1-11..........................     1,260    1,307,250
                                                     ------------

Retail - Food Stores - 0.01%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-04 (C) ....................       500       20,000
                                                      -----------

Retail - General Merchandise - 3.49%
 Advance Stores Company, Incorporated,
   10.25%, 4-15-08 .......................       750      787,500
 AutoNation, Inc.,
   9.0%, 8-1-08 ..........................     1,000    1,030,000
 Domino's, Inc.,
   10.375%, 1-15-09 ......................     1,750    1,881,250
 United Auto Group, Inc.,
   9.625%, 3-15-12 (A)....................       500      502,500
                                                     ------------
                                                        4,201,250
                                                     ------------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Retail - Specialty Stores - 3.04%
 American Achievement Corporation,
   11.625%, 1-1-07........................    $1,000 $  1,031,250
 AmeriGas Partners, L.P. and
   AP Eagle Finance Corp.,
   8.875%, 5-20-11 .......................       500      520,000
 Cole National Group, Inc.,
   8.875%, 5-15-12 (A)....................       650      645,125

Retail - Specialty Stores (Continued)
 Jo-Ann Stores, Inc.,
   10.375%, 5-1-07 .......................       400      410,000
 Michaels Stores, Inc.,
   9.25%, 7-1-09 .........................     1,000    1,060,000
                                                     ------------
                                                        3,666,375
                                                     ------------

Utilities - Telephone - 0.40%
 IWO Holdings, Inc.,
   14.0%, 1-15-11 ........................     1,500      480,000
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 80.77%             $ 97,321,394
 (Cost: $100,079,477)

SHORT-TERM SECURITIES
Forest and Paper Products - 1.23%
 Sonoco Products Co.,
   2.05%, 7-1-02..........................     1,479    1,479,000
                                                     ------------

Motion Pictures - 4.77%
 AOL Time Warner Inc.:
   1.97%, 7-1-02..........................     2,750    2,750,000
   2.01%, 7-18-02.........................     3,000    2,997,153
                                                     ------------
                                                        5,747,153
                                                     ------------

Multiple Industry - 3.24%
 Detroit Edison Co.,
   1.92%, 7-11-02.........................     3,913    3,910,913
                                                     ------------

Retail - Food Stores - 4.98%
 Safeway Inc.,
   2.05%, 7-1-02..........................     6,000    6,000,000
                                                     ------------


See Notes to Schedule of Investments on page 63.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     June 30, 2002

                                                            Value

TOTAL SHORT-TERM SECURITIES - 14.22%                 $ 17,137,066
 (Cost $17,137,066)

TOTAL INVESTMENT SECURITIES - 97.62%                 $117,628,988
 (Cost: $121,685,067)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.38%       2,864,100

NET ASSETS - 100.00%                                 $120,493,088


Notes to Schedule of Investments
  *No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the total value of these securities amounted to $23,456,421 or 19.47% of net assets.

(B)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     HIGH INCOME PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $117,629
 Cash  ................................................        12
 Receivables:
   Dividends and interest .............................     1,962
   Investment securities sold..........................       536
   Fund shares sold ...................................       184
 Prepaid insurance premium  ...........................         1
 Other assets .........................................       259
                                                         --------
   Total assets .......................................   120,583
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ........................        68
 Accrued management fee (Note 2)  .....................        11
 Accrued accounting services fee (Note 2)  ............         4
 Accrued service fee (Note 2)  ........................         2
 Other  ...............................................         5
                                                         --------
   Total liabilities ..................................        90
                                                         --------
    Total net assets  .................................  $120,493
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     38
   Additional paid-in capital .........................   158,345
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....     5,217
   Accumulated undistributed net realized loss
    on investment transactions  .......................   (39,051)
   Net unrealized depreciation in
    value of investments  .............................    (4,056)
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $120,493
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $3.1830
                                                          =======
Capital shares outstanding ............................    37,855
Capital shares authorized .............................    70,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     HIGH INCOME PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................   $ 5,653
   Dividends ..........................................       137
                                                          -------
    Total income  .....................................     5,790
                                                          -------
 Expenses (Note 2):
   Investment management fee ..........................       379
   Service fee ........................................       149
   Accounting services fee ............................        22
   Audit fees .........................................         7
   Custodian fees .....................................         7
   Legal fees .........................................         1
   Other ..............................................         8
                                                          -------
    Total expenses  ...................................       573
                                                          -------
      Net investment income ...........................     5,217
                                                         --------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................    (6,795)
 Unrealized depreciation in value of investments
   during the period ..................................    (3,867)
                                                          -------
   Net loss on investments ............................   (10,662)
                                                          -------
    Net decrease in net assets resulting
      from operations .................................   $(5,445)
                                                          =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     HIGH INCOME PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................    $  5,217     $ 10,635
 Realized net loss on investments  .....      (6,795)     (10,744)
 Unrealized appreciation (depreciation)       (3,867)       9,495
                                            --------     --------
   Net increase (decrease) in net assets
    resulting from operations  .........      (5,445)       9,386
                                            --------     --------
Dividends to shareholders from net
 investment income (Note 1E)(1)  .......         ---      (10,635)
                                            --------     --------
Capital share transactions(2) ..........       9,611       15,749
                                            --------     --------
   Total increase ......................       4,166       14,500
NET ASSETS
Beginning of period ....................     116,327      101,827
                                            --------     --------
End of period ..........................    $120,493     $116,327
                                            ========     ========
 Undistributed net investment income  ..      $5,217         $---
                                              ======         ====
(1)See "Financial Highlights" on page 67.

(2)Shares issued from sale of shares ...       6,702       15,528
Shares issued from reinvestment of
 dividend  .............................         ---        3,197
Shares redeemed ........................      (3,821)     (14,109)
                                               -----       ------
Increase in outstanding capital shares .       2,881        4,616
                                               =====       ======
Value issued from sale of shares .......     $22,384      $55,473
Value issued from reinvestment of
 dividend  .............................         ---       10,635
Value redeemed .........................     (12,773)     (50,359)
                                             -------      -------
Increase in outstanding capital ........     $ 9,611      $15,749
                                             =======      =======


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $3.3261  $3.3542 $4.1691  $4.4143 $4.7402  $4.5750
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.1378   0.3346  0.4107   0.4313  0.4185   0.4098
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.2809) (0.0281)(0.8149) (0.2452)(0.3259)  0.2324
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (0.1431)  0.3065 (0.4042)  0.1861  0.0926   0.6422
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.3346)(0.4107) (0.4313)(0.4185) (0.4098)
 Capital gains .....  (0.0000) (0.0000)(0.0000) (0.0000)(0.0000) (0.0672)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.3346)(0.4107) (0.4313)(0.4185) (0.4770)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $3.1830  $3.3261 $3.3542  $4.1691 $4.4143  $4.7402
                      =======  ======= =======  ======= =======  =======
Total return .......  -4.34%    9.18%  -9.73%    4.22%   1.95%   14.04%
Net assets, end of
 period (in
 millions)  ........   $120     $116    $102     $121    $126     $120
Ratio of expenses
 to average net
 assets ............   0.96%(1) 0.93%   0.96%    0.92%   0.77%    0.70%
Ratio of net investment
 income to average
 net assets  .......   8.73%(1) 9.60%  10.02%    9.17%   8.76%    8.79%
Portfolio turnover
 rate  .............  59.09%  193.71% 118.96%   87.84%  63.64%   65.28%

(1)Annualized.
See Notes to Financial Statements.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS
Belgium - 2.52%
 Fortis (A)  .............................    81,200 $  1,727,063
 Interbrew S.A. (A)  .....................    87,000    2,492,671
                                                     ------------
                                                        4,219,734
                                                     ------------

Denmark - 0.71%
 Novo Nordisk A/S, Class B (A)  ..........    36,000    1,189,601
                                                     ------------

Finland - 1.34%
 Stora Enso Oyj, R Shares (A)  ...........    93,400    1,306,261
 UPM-Kymmene Oyj (A)  ....................    23,800      935,007
                                                     ------------
                                                        2,241,268
                                                     ------------

France - 10.53%
 Accor SA (A)  ...........................    34,280    1,387,606
 Aventis S.A. (A)  .......................    45,000    3,182,256
 BNP Paribas SA (A)  .....................    47,400    2,616,177
 Carrefour SA (A)  .......................    21,700    1,172,036
 Lafarge S.A. (A)  .......................    12,400    1,234,365
 Lagardere SCA (A)  ......................    19,380      837,385
 Publicis Groupe S.A. (A)  ...............    56,800    1,564,699
 SODEXHO ALLIANCE (A)  ...................     8,600      325,484
 Suez (A)  ...............................    96,400    2,565,320
 TotalFinaElf, S.A. (A)  .................    16,900    2,738,352
                                                     ------------
                                                       17,623,680
                                                     ------------

Germany - 15.05%
 Aareal Bank AG (A)*  ....................    31,080      498,084
 Allianz AG, Registered Shares (A)  ......    16,200    3,238,051
 Altana AG (A)  ..........................    32,700    1,659,800
 BASF Aktiengesellschaft (A)  ............    57,000    2,637,613
 E.ON AG (A)  ............................    29,200    1,697,992
 GEHE AG (A)  ............................    46,400    1,966,469
 Henkel Kommanditgesellschaft
   auf Aktien (A) ........................    25,600    1,756,103
 Kamps AG (A)  ...........................    50,000      613,536
 Linde AG (A)*  ..........................    18,300      928,879
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft (A) ................    15,200    3,587,978
 Nordex AG (A)(B)*  ......................    55,220      206,270
 Rhoen-Klinikum AG (A)  ..................    16,900      715,403
 Rhoen-Klinikum AG, Ordinary (A)  ........    49,800    2,405,061
 Techem AG (A)(B)*  ......................   130,000    1,665,664


See Notes to Schedule of Investments on page 72.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Germany (Continued)
 vi[z]rt (A)(B)*  ........................    60,000 $     39,030
 VOLKSWAGEN AKTIENGESELLSCHAFT (A)  ......    32,800    1,590,522
                                                     ------------
                                                       25,206,455
                                                     ------------

Ireland - 1.96%
 Anglo Irish Bank Corporation plc (A)  ...    29,170      187,737
 Bank of Ireland (The) (A)  ..............   111,501    1,385,781
 DePfa Deutsche Pfandbriefbank AG (A)  ...    31,080    1,700,101
                                                     ------------
                                                        3,273,619
                                                     ------------

Italy - 10.07%
 Alleanza Assicurazioni SpA (A)  .........    54,600      523,070
 Assicurazioni Generali S.p.A. (A)  ......    68,000    1,608,499
 Autogrill S.p.A. (A)*  ..................   118,300    1,372,340
 Autostrade - Concessioni e Costruzioni
   Autostrade S.p.A. (A) .................   211,000    1,744,798
 Banca Popolare di Verona - Banco S. Geminiano
   e.s. Prospero S.c.c.a.r.l. (A) ........    95,000    1,229,388
 Eni S.p.A. (A)  .........................   114,600    1,818,491
 IntesaBCI SpA (A)*  .....................   267,800      815,586
 Saipem S.p.A. (A)  ......................   287,500    2,062,861
 Snam Rete Gas S.p.A. (A)  ...............   310,000      913,553
 Telecom Italia S.p.A., Ordinary
   Shares (A).............................   270,100    2,111,050
 UniCredito Italiano SpA (A)  ............   591,100    2,668,254
                                                     ------------
                                                       16,867,890
                                                     ------------

Japan - 12.90%
 AEON Co., Ltd. (A)  .....................    31,000      827,805
 ASAHI BREWERIES, LTD. (A)  ..............   229,000    1,916,694
 Canon Inc. (A)  .........................    62,000    2,343,723
 Daito Trust Construction Co., Ltd. (A)  .    94,000    1,761,005
 Eisai Co., Ltd. (A)  ....................    35,600      914,991
 Honda Motor Co., Ltd. (A)  ..............    29,200    1,184,228
 Ito-Yokado Co., Ltd. (A)  ...............    18,000      901,239
 Japan Tobacco Inc. (A)  .................       300    2,012,768
 Kao Corporation (A)  ....................   108,000    2,487,420
 Nintendo Co., Ltd. (A)  .................     7,100    1,045,729
 Sony Corporation (A)  ...................    30,100    1,589,961
 Takeda Chemical Industries, Ltd. (A)  ...    55,000    2,414,153
 Toyota Motor Corporation (A)  ...........    82,600    2,191,914
                                                     ------------
                                                       21,591,630
                                                     ------------


See Notes to Schedule of Investments on page 72.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Luxembourg - 1.38%
 ARCELOR (A)*  ...........................   162,800 $  2,305,748
                                                     ------------

Netherlands - 4.52%
 ASML Holding N.V.*  .....................    64,100      968,551
 Head N.V. (A)  ..........................   128,750      407,336
 Ordina N.V. (A)  ........................    60,809      441,109
 Koninklijke Philips Electronics N.V. (A) 57,200 1,593,759 Unilever N.V. - Certicaaten Van
   Aandelen (A) ..........................    63,600    4,155,960
                                                     ------------
                                                        7,566,715
                                                     ------------

Portugal - 1.33%
 Banco Comercial Portugues, S.A. (A)(B)  .   183,600      635,156
 Portugal Telecom, SGPS, S.A. (A)  .......   225,700    1,590,517
                                                     ------------
                                                        2,225,673
                                                     ------------

Spain - 1.95%
 Autopistas, Concesionaria
   Espanola, S.A. (A) ....................    84,300      934,718
 GRUPO AUXILIAR METALURGICO, S.A. (A)*  ..    72,264    1,260,654
 Red Electrica de Espana (A)  ............    99,795    1,077,020
                                                     ------------
                                                        3,272,392
                                                     ------------

Switzerland - 3.90%
 Credit Suisse Group, Registered
   Shares (A)* ...........................    68,900    2,182,572
 Nestle S.A., Registered Shares (A)  .....    14,350    3,338,328
 Roche Holdings AG, Genussschein (A)  ....    13,300    1,003,117
                                                     ------------
                                                        6,524,017
                                                     ------------

United Kingdom - 17.47%
 Amey plc (A)  ...........................   163,050      446,241
 BP p.l.c. (A)  ..........................   271,300    2,279,218
 British American Tobacco Plc (A)  .......   148,800    1,599,471
 British Sky Broadcasting Group plc (A)*     166,600    1,597,754
 Capita Group plc (The) (A)  .............   318,100    1,513,222
 Capita Group Plc (The) (A)(B)  ..........   215,610    1,025,671
 Compass Group PLC (A)  ..................   329,000    1,996,473
 Diageo plc (A)  .........................   127,000    1,649,786
 John Wood Group PLC (A)*  ...............   550,000    1,761,028
 Kingfisher plc (A)  .....................   165,500      798,018


See Notes to Schedule of Investments on page 72.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
 Lloyds TSB Group plc (A)  ...............   211,564 $  2,106,393
 Pearson plc (A)  ........................    43,586      433,623
 Reckitt Benckiser plc (A)  ..............   292,000    5,240,150
 Reed Elsevier plc (A)  ..................   228,800    2,175,088
 Rio Tinto plc (A)  ......................   108,600    1,991,957
 Royal Bank of Scotland Group plc (The) (A)   73,379    2,080,993
 St. James's Place Capital plc (A)  ......   201,500      562,225
                                                     ------------
                                                       29,257,311
                                                     ------------

TOTAL COMMON STOCKS - 85.63%                         $143,365,733
 (Cost: $148,963,689)

                                           Principal
                                           Amount in
                                           Thousands

UNITED STATES GOVERNMENT SECURITY - 1.19%
Agency Obligation
 Federal Home Loan Mortgage Corporation,
   1.71%, 7-16-02 ........................    $2,000  $ 1,998,575
                                                     ------------
 (Cost: $1,998,575)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED LOSS ON OPEN FORWARD
 CURRENCY CONTRACT - (0.24%)
 Japanese Yen, 1-28-03 (C)  ..............  Y472,211 $   (400,383)
                                                     ------------

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Beverages - 2.99%
 Anheuser-Busch Companies, Inc.,
   1.73%, 7-9-02 .........................    $5,005    5,003,076
                                                     ------------

 Cosmetics and Toiletries - 2.39%
 Gillette Company (The),
   1.72%, 7-17-02 ........................     4,000    3,996,942
                                                     ------------


See Notes to Schedule of Investments on page 72.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Finance Companies - 1.79%
 USAA Capital Corp.,
   1.74%, 7-1-02 .........................    $3,000 $  3,000,000
                                                     ------------

 Food and Related - 0.94%
 General Mills, Inc.,
   1.99%, Master Note ....................     1,571    1,570,671
                                                     ------------

 Health Care - Drugs - 0.79%
 Merck & Co., Inc.,
   1.78%, 7-1-02 .........................     1,324    1,324,000
                                                     ------------

Total Commercial Paper - 8.90%                         14,894,689

Repurchase Agreement - 4.19%
 J.P. Morgan Securities Inc., 1.78% Repurchase
   Agreement dated 6-28-02, to be
   repurchased at $7,025,042 on
   7-1-02 (D) ............................     7,024    7,024,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 13.09%                 $ 21,918,689
 (Cost: $21,918,689)

TOTAL INVESTMENT SECURITIES - 99.67%                 $166,882,614
 (Cost: $172,880,953)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.33%         544,711

NET ASSETS - 100.00%                                 $167,427,325


See Notes to Schedule of Investments on page 72.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2002


Notes to Schedule of Investments

  *No dividends were paid during the preceding 12 months.

(A)Not listed on an exchange in the United States.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the total value of these securities amounted to $3,571,791 or 2.13% of net assets.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable(Y - Japanese Yen).

(D)Collateralized by $6,558,000 United States Treasury Notes, 6.25% due 8-15-23; market value and accrued interest aggregate $7,189,322.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     INTERNATIONAL PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $166,883
 Cash  ................................................         1
 Receivables:
   Dividends and interest .............................       437
   Investment securities sold .........................       204
   Fund shares sold ...................................       158
                                                         --------
    Total assets  .....................................   167,683
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ........................       154
 Accrued management fee (Note 2)  .....................        19
 Accrued accounting services fee (Note 2)  ............         4
 Accrued service fee (Note 2)  ........................         3
 Other  ...............................................        76
                                                         --------
    Total liabilities  ................................       256
                                                         --------
      Total net assets ................................  $167,427
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     31
   Additional paid-in capital .........................   228,019
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....       623
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (55,272)
   Net unrealized depreciation in value
    of investments  ...................................    (5,974)
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $167,427
                                                         ========
Net asset value, redemption and offering
 price per share  .....................................   $5.4869
                                                          =======
Capital shares outstanding ............................    30,514
Capital shares authorized .............................    60,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     INTERNATIONAL PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $213)  $  1,598
   Interest and amortization ..........................       220
                                                         --------
    Total income  .....................................     1,818
                                                         --------
 Expenses (Note 2):
   Investment management fee ..........................       746
   Service fee ........................................       217
   Custodian fees .....................................       119
   Accounting services fee ............................        22
   Audit fees .........................................         9
   Legal fees .........................................         1
   Other ..............................................        13
                                                         --------
    Total expenses  ...................................     1,127
                                                         --------
      Net investment income ...........................       691
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  .....................   (18,565)
 Realized net loss on foreign currency transactions  ..       (68)
                                                         --------
   Realized net loss on investments ...................   (18,633)
                                                         --------
 Unrealized appreciation in value of securities
   during the period ..................................     6,829
 Unrealized depreciation in value of foreign
   currency transactions during the period ............      (381)
                                                         --------
   Unrealized appreciation in value of
    investments during the period  ....................     6,448
                                                         --------
    Net loss on investments  ..........................   (12,185)
                                                         --------
      Net decrease in net assets resulting
       from operations  ...............................  $(11,494)
                                                         ========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     INTERNATIONAL PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
DECREASE IN NET ASSETS
Operations:
 Net investment income  ................   $     691    $   1,530
 Realized net loss on investments  .....     (18,633)    (30,312)
 Unrealized appreciation
   (depreciation) ......................       6,448      (28,369)
                                            --------     --------
   Net decrease in net assets resulting
    from operations  ...................     (11,494)     (57,151)
                                            --------     --------
Dividends to shareholders from (Note 1E):(1)
 Net investment income  ................         ---       (1,278)
 Realized gains on
   securities transactions .............         ---       (6,647)
                                            --------     --------
                                                 ---       (7,925)
                                            --------     --------
Capital share transactions(2) ..........      (7,630)     (14,802)
                                            --------     --------
    Total decrease  ....................     (19,124)     (79,878)
NET ASSETS
Beginning of period ....................     186,551      266,429
                                            --------     --------
End of period ..........................    $167,427     $186,551
                                            ========     ========
 Undistributed net investment income  ..        $623         $---
                                                ====         ====

(1)See "Financial Highlights" on page 76.

(2)Shares issued from sale of shares ...       3,220       10,052
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        1,354
Shares redeemed ........................      (4,575)     (13,430)
                                               -----       ------
Decrease in outstanding
   capital shares ......................      (1,355)      (2,024)
                                               =====       ======
Value issued from sale of shares .......     $18,064     $ 66,669
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        7,925
Value redeemed .........................     (25,694)     (89,396)
                                             -------     --------
Decrease in outstanding capital ........     $(7,630)    $(14,802)
                                             =======     ========

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $5.8536 $ 7.8610$11.9354 $ 7.8176 $6.3842  $5.9990
                     -------- -------- -------  ------- -------  -------
Income (loss) from investment operations:
 Net investment
   income ..........   0.0227   0.0498  0.0298   0.0032  0.0353   0.0485
 Net realized and
   unrealized gain (loss)
   on investments...  (0.3894) (1.7977)(2.8531)  5.1235  2.1283   0.9534
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......  (0.3667) (1.7479)(2.8233)  5.1267  2.1636   1.0019
                     -------- -------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0419)(0.0186) (0.0000)(0.0353) (0.0463)
 Capital gains .....  (0.0000) (0.2176)(1.2325) (1.0089)(0.6949) (0.5704)
                     -------- -------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.2595)(1.2511) (1.0089)(0.7302) (0.6167)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.4869  $5.8536$ 7.8610 $11.9354 $7.8176  $6.3842
                     ======== ======== =======  ======= =======  =======
Total return........  -6.26%  -22.23% -23.66%   65.58%  33.89%   16.70%
Net assets, end of
 period (in
 millions)  ........   $167     $187    $266     $300    $169     $115
Ratio of expenses
 to average net
 assets ............   1.30%(1) 1.25%   1.23%    1.21%   1.02%    0.98%
Ratio of net investment
 income to average
 net assets  .......   0.79%(1) 0.71%   0.31%    0.04%   0.47%    0.79%
Portfolio turnover
 rate  .............  61.69%   99.52% 116.84%  118.71%  88.84%  117.37%

(1)Annualized.

See Notes to Financial Statements.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Aircraft - 3.52%
 Lockheed Martin Corporation,
   7.25%, 5-15-06 ........................      $230  $   249,902
 Raytheon Company,
   6.75%, 8-15-07 ........................       500      531,072
                                                      -----------
                                                          780,974
                                                      -----------

Banks - 2.93%
 First Union Corporation,
   6.875%, 9-15-05........................       400      429,452
 Mercantile Bancorporation Inc.,
   7.625%, 10-15-02 ......................       217      220,496
                                                      -----------
                                                          649,948
                                                      -----------

Beverages - 0.97%
 Grand Metropolitan Investment Corp.,
   7.125%, 9-15-04 .......................       200      214,892
                                                      -----------

Chemicals - Specialty - 2.09%
 Praxair, Inc.,
   6.75%, 3-1-03 .........................       450      462,608
                                                      -----------

Construction Materials - 1.63%
 Black & Decker Corp.,
   7.5%, 4-1-03 ..........................       350      361,683
                                                      -----------

Finance Companies - 4.96%
 Aristar, Inc.,
   5.85%, 1-27-04 ........................       250      259,315
 General Motors Acceptance Corporation,
   7.0%, 9-15-02 .........................       500      518,953
 John Deere Capital Corporation,
   5.125%, 10-19-06.......................       320      320,825
                                                      -----------
                                                        1,099,093
                                                      -----------

Forest and Paper Products - 0.93%
 International Paper Company,
   6.125%, 11-1-03 .......................       200      207,149
                                                      -----------


See Notes to Schedule of Investments on page 81.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Furniture and Furnishings - 0.93%
 Masco Corporation,
   6.0%, 5-3-04 ..........................      $200  $   206,901
                                                      -----------

Insurance - Life - 4.24%
 American General Finance Corporation,
   6.75%, 11-15-04 .......................       550      586,181
 Aon Corporation,
   7.4%, 10-1-02 .........................       350      354,036
                                                      -----------
                                                          940,217
                                                      -----------

Multiple Industry - 12.25%
 CIT Group Holdings, Inc. (The),
   6.625%, 6-15-05........................       400      377,598
 Ford Motor Credit Company,
   6.7%, 7-16-04 .........................       550      566,158
 General Electric Capital Corporation,
   7.25%, 2-1-05..........................       600      650,269
 Household Finance Corporation:
   7.25%, 7-15-03 ........................       300      311,793
   6.5%, 1-24-06..........................       200      204,477
 National Rural Utilities Cooperative
   Finance Corporation,
   6.0%, 5-15-06..........................       500      513,699
 UtiliCorp United,
   6.875%, 10-1-04 .......................       100       93,355
                                                      -----------
                                                        2,717,349
                                                      -----------

Petroleum - Domestic - 4.26%
 Anadarko Petroleum Corporation,
   6.5%, 5-15-05 .........................       555      585,625
 Phillips Petroleum Company,
   6.65%, 3-1-03 .........................       350      358,574
                                                      -----------
                                                          944,199
                                                      -----------

Petroleum - International - 0.22%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-04 ........................        47       49,815
                                                      -----------


See Notes to Schedule of Investments on page 81.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Railroad - 2.73%
 Norfolk Southern Corporation,
   7.35%, 5-15-07 ........................      $550  $   604,491
                                                      -----------

Retail - General Merchandise - 2.35%
 Sears Roebuck Acceptance Corp.,
   6.9%, 8-1-03...........................       500      520,275
                                                      -----------

Security and Commodity Brokers - 2.40%
 Salomon Smith Barney Holdings Inc.,
   6.25%, 6-15-05.........................       500      532,028
                                                      -----------

Trucking and Shipping - 2.76%
 WMX Technologies, Inc.,
   7.0%, 5-15-05 .........................       585      612,734
                                                      -----------

Utilities - Electric - 3.49%
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .........................       200      201,668
 Wisconsin Energy Corporation,
   5.875%, 4-1-06 ........................       550      573,172
                                                      -----------
                                                          774,840
                                                      -----------

Utilities - Gas and Pipeline - 1.35%
 NorAm Energy Corp.,
   6.375%, 11-1-03 .......................       300      299,669
                                                      -----------

Utilities - Telephone - 1.96%
 AT&T Corp.,
   6.75%, 4-1-04 .........................       400      372,000
 WorldCom, Inc.,
   7.875%, 5-15-03 (A) ...................       366       62,220
                                                      -----------
                                                          434,220
                                                      -----------

TOTAL CORPORATE DEBT SECURITIES - 55.97%              $12,413,085
 (Cost: $12,525,312)


See Notes to Schedule of Investments on page 81.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
    June 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 9.91%
 Federal Home Loan Bank:
   5.125%, 1-13-03 .......................      $350  $   355,787
   4.875%, 5-14-04 .......................       350      362,350
   5.6%, 3-7-05...........................       500      512,521
 Federal National Mortgage Association:
   5.0%, 2-14-03 .........................       200      203,622
   6.99%, 7-9-07 .........................       300      300,314
 Tennessee Valley Authority,
   5.0%, 12-18-03 ........................       450      463,158
                                                      -----------
                                                        2,197,752
                                                      -----------

Mortgage-Backed Obligations - 25.39%
 Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
   6.05%, 9-15-20 ........................         6        6,424
 Federal Home Loan Mortgage Corporation Fixed Rate
   Participation Certificates:
   7.0%, 8-1-07 ..........................        60       61,896
   5.5%, 2-1-16 ..........................       408      409,538
   6.0%, 5-1-16 ..........................       212      216,584
   5.5%, 1-1-17...........................       485      486,377
   5.5%, 5-1-17...........................       602      603,958
 Federal National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   6.5%, 12-1-10 .........................        29       30,875
   6.0%, 1-1-11 ..........................        32       33,072
   6.5%, 2-1-11 ..........................        34       35,409
   7.0%, 5-1-11 ..........................        21       21,622
   7.0%, 7-1-11 ..........................        26       27,294
   7.0%, 9-1-12 ..........................        28       29,351
   6.0%, 11-1-13 .........................       144      148,332
   7.0%, 9-1-14 ..........................        83       87,065
   7.0%, 10-1-14 .........................       113      119,212
   6.0%, 3-1-16 ..........................       786      804,370
   6.0%, 6-1-16 ..........................       264      269,593
   6.5%, 6-1-16 ..........................       198      205,875
   7.0%, 4-1-26 ..........................        33       34,128
 Government National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   6.5%, 1-15-14 .........................        73       75,904
   7.5%, 3-15-15 .........................       110      117,763
   6.0%, 8-15-16 .........................       358      367,567
   5.5%, 1-15-17..........................       532      537,895
   6.0%, 1-15-17..........................       436      447,581
   7.0%, 6-15-28 .........................       303      315,715
   7.0%, 7-15-29 .........................       133      138,205
                                                      -----------
                                                        5,631,605
                                                      -----------


See Notes to Schedule of Investments on page 81.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Treasury Obligation - 2.28%
 United States Treasury Note,
   5.0%, 8-15-11 .........................      $500  $   506,945
                                                      -----------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 37.58%    $ 8,336,302
 (Cost: $8,222,975)

TOTAL SHORT-TERM SECURITIES - 4.93%                   $ 1,093,000
 (Cost: $1,093,000)

TOTAL INVESTMENT SECURITIES - 98.48%                  $21,842,387
 (Cost: $21,841,287)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.52%         336,361

NET ASSETS - 100.00%                                  $22,178,748


Notes to Schedule of Investments

(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     LIMITED-TERM BOND PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at
   value (Notes 1 and 3) ..............................   $21,842
 Cash  ................................................         1
 Receivables:
   Interest ...........................................       278
   Fund shares sold ...................................        69
                                                          -------
   Total assets .......................................    22,190
                                                          -------
LIABILITIES
 Payable to Fund shareholders  ........................         8
 Accrued accounting services fee (Note 2) .............         1
 Accrued management fee (Note 2)  .....................         1
 Other  ...............................................         1
                                                          -------
   Total liabilities ..................................        11
                                                          -------
    Total net assets  .................................   $22,179
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................   $     4
   Additional paid-in capital .........................    21,758
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....       447
   Accumulated undistributed net realized loss
    on investment transactions  .......................       (31)
   Net unrealized appreciation in value
    of investments  ...................................         1
                                                          -------
    Net assets applicable to outstanding units
      of capital ......................................   $22,179
                                                          =======
Net asset value, redemption
 and offering price per share  ........................   $5.5174
                                                          =======
Capital shares outstanding ............................     4,020
Capital shares authorized .............................    15,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     LIMITED-TERM BOND PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................      $485
                                                             ----
 Expenses (Note 2):
   Investment management fee ..........................        46
   Service fee ........................................        23
   Accounting services fee.............................         6
   Audit fees .........................................         5
   Custodian fees .....................................         2
   Other ..............................................         1
                                                             ----
    Total  ............................................        83
      Less expenses in excess of voluntary
       waiver of management fee (Note 2)  .............       (45)
                                                             ----
       Total expenses  ................................        38
                                                             ----
         Net investment income ........................       447
                                                             ----
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................       (20)
 Unrealized depreciation in value of
   investments during the period ......................      (207)
                                                             ----
   Net loss on investments ............................      (227)
                                                             ----
    Net increase in net assets resulting
      from operations .................................      $220
                                                             ====


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     LIMITED-TERM BOND PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................    $    447      $   549
 Realized net gain (loss) on investments         (20)           5
 Unrealized appreciation (depreciation)         (207)         227
                                             -------      -------
   Net increase in net assets
    resulting from operations ..........         220          781
                                             -------      -------
Dividends to shareholders from
 net investment income (Note 1E)(1)  ...          ---        (549)
                                             -------      -------
Capital share transactions(2) ..........       6,428        8,823
                                             -------      -------
    Total increase  ....................       6,648        9,055
NET ASSETS
Beginning of period ....................      15,531        6,476
                                             -------      -------
End of period ..........................     $22,179      $15,531
                                             =======      =======
 Undistributed net investment income  ..        $447         $---
                                                ====         ====

(1)See "Financial Highlights" on page 85.

(2)Shares issued from sale of shares ...       1,561        2,367
Shares issued from reinvestment of dividend      ---          101
Shares redeemed ........................        (394)        (868)
                                               -----        -----
Increase in outstanding capital shares .       1,167        1,600
                                               =====        =====
Value issued from sale of shares .......      $8,589      $13,044
Value issued from reinvestment of dividend       ---          549
Value redeemed .........................      (2,161)      (4,770)
                                             -------      -------
Increase in outstanding capital ........      $6,428      $ 8,823
                                             =======      =======


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
       LIMITED-TERM BOND PORTFOLIO
       For a Share of Capital Stock Outstanding Throughout Each Period:
       (Unaudited)
                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
Net asset value,      -------  ------- -------  ------- -------  -------
 beginning of
 period  ...........  $5.4437  $5.1666 $5.0405  $5.2292 $5.1882  $5.1639
Income (loss) from    -------  ------- -------  ------- -------  -------
 investment operations:
 Net investment income 0.1112   0.1971  0.3155   0.2799  0.2935   0.3086
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.0375)  0.2771  0.1261  (0.1887) 0.0522   0.0451
Total from investment -------  ------- -------  ------- -------  -------
 operations  .......   0.0737   0.4742  0.4416   0.0912  0.3457   0.3537
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.1971)(0.3155) (0.2799)(0.2935) (0.3086)
 Capital gains .....  (0.0000) (0.0000)(0.0000) (0.0000)(0.0112) (0.0208)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.1971)(0.3155) (0.2799)(0.3047) (0.3294)
Net asset value,      -------  ------- -------  ------- -------  -------
 end of period  ....  $5.5174  $5.4437 $5.1666  $5.0405 $5.2292  $5.1882
                      =======  ======= =======  ======= =======  =======
Total return .......   1.32%    9.21%   8.73%    1.74%   6.66%    6.85%
Net assets, end of
 period (in millions)   $22      $16      $6       $6      $5       $4
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver ....   0.42%(1) 0.38%   0.40%    0.64%   0.79%    0.73%
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver ............   4.95%(1) 5.52%   6.33%    5.63%   5.65%    5.93%
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver  ...   0.92%(1) 0.88%   0.90%   0.91%     ---      ---
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver  ...   4.45%(1) 5.02%   5.83%   5.36%     ---      ---
Portfolio turnover
 rate  .............  14.52%   22.43%  47.32%   22.81%  47.11%   35.62%
(1)Annualized.
See Notes to Financial Statements.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS
Certificate of Deposit - 1.14%
 Banks
 Lloyds TSB Bank PLC,
   1.78%, 7-3-02..........................    $1,000  $ 1,000,000
                                                      -----------

Commercial Paper
 Banks - 4.94%
 Bank One Corporation,
   1.75%, 7-1-02..........................     1,000    1,000,000
 UBS Finance Delaware LLC,
   2.0%, 7-1-02...........................     2,329    2,329,000
 Wells Fargo & Company,
   1.75%, 7-2-02..........................     1,000      999,951
                                                      -----------
                                                        4,328,951
                                                      -----------

 Beverages - 3.99%
 Diageo Capital plc,
   1.73%, 7-22-02 ........................     3,500    3,496,468
                                                      -----------

 Chemicals - Petroleum and Inorganic - 1.14%
 Formosa Plastics Corp. USA
   (Bank of America N.A.),
   1.77%, 7-10-02.........................     1,000      999,558
                                                      -----------

 Electrical Equipment - 1.71%
 Emerson Electric Co.,
   1.75%, 7-9-02..........................     1,500    1,499,417
                                                      -----------

 Finance Companies - 3.95%
 PACCAR Financial Corp.:
   1.75%, 7-1-02..........................     1,461    1,461,000
   1.75%, 7-3-02..........................     1,000      999,903
   1.75%, 7-11-02.........................     1,000      999,514
                                                      -----------
                                                        3,460,417
                                                      -----------


See Notes to Schedule of Investments on page 91.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Food and Related - 7.19%
 Golden Peanut Co.:
   1.77%, 7-12-02.........................    $1,750 $  1,749,054
   1.77%, 8-14-02.........................     1,700    1,696,322
   1.76%, 8-19-02.........................       750      748,203
 Unilever Capital Corporation:
   1.75%, 7-8-02 .........................     1,000      999,660
   1.75%, 7-15-02.........................     1,100    1,099,251
                                                      -----------
                                                        6,292,490
                                                      -----------

 Health Care - Drugs - 7.77%
 Abbott Laboratories,
   1.74%, 7-12-02.........................     1,000      999,468
 GlaxoSmithKline Finance plc,
   1.76%, 7-2-02 .........................     2,800    2,799,863
 Pharmacia Corporation,
   1.74%, 7-9-02 .........................     3,000    2,998,840
                                                      -----------
                                                        6,798,171
                                                      -----------

 Household - General Products - 3.65%
 Kimberly-Clark Corporation,
   1.74%, 7-12-02.........................     1,450    1,449,229
 Procter & Gamble Company (The),
   1.73%, 7-22-02 ........................     1,750    1,748,234
                                                     ------------
                                                        3,197,463
                                                     ------------

 Multiple Industry - 6.24%
 BOC Group Inc. (DE):
   1.82%, 7-1-02 .........................     3,000    3,000,000
   2.0%, 7-1-02...........................     2,046    2,046,000
   1.77%, 7-9-02..........................       415      414,837
                                                     ------------
                                                        5,460,837
                                                     ------------


See Notes to Schedule of Investments on page 91.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Publishing - 3.50%
 Gannett Co.,
   1.76%, 7-12-02.........................    $3,070 $  3,068,349
                                                     ------------

 Retail - General Merchandise - 2.89%
 May Department Stores Co.,
   1.74%, 7-12-02.........................     1,000      999,468
 Wal-Mart Stores, Inc.,
   4.878%, 6-1-03 ........................     1,500    1,531,255
                                                     ------------
                                                        2,530,723
                                                     ------------

 Utilities - Gas and Pipeline - 5.43%
 Nicor Inc.,
   1.75%, 7-3-02..........................     3,500    3,499,660
 Questar Corporation,
   1.99%, 7-3-02 .........................     1,250    1,250,000
                                                      -----------
                                                        4,749,660
                                                      -----------

Total Commercial Paper - 52.40%                        45,882,504

Notes
 Banks - 1.04%
 Bank of America Corporation,
   7.2%, 9-15-02..........................       900      909,378
                                                      -----------

 Finance Companies - 2.00%
 Deere (John) Capital Corporation,
   2.06875%, 7-19-02 .....................     1,750    1,750,017
                                                      -----------


See Notes to Schedule of Investments on page 91.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Health Care - Drugs - 5.08%
 Lilly (Eli) and Company,
   4.226%, 3-22-03 (A) ...................    $2,650 $  2,676,213
 Merck & Co., Inc.,
   4.54%, 2-24-03 (A) ....................     1,750    1,773,921
                                                      -----------
                                                        4,450,134
                                                      -----------

 Hospital Supply and Management - 1.89%
 Meriter Management Services, Inc. (U.S. Bank
   Milwaukee, National Association),
   2.05%, 7-3-02 .........................     1,655    1,655,000
                                                      -----------

 Leisure Time Industry - 1.44%
 Ansley Golf Club, Inc. (Wachovia Bank, N.A.)
   1.94%, 7-5-02..........................     1,260    1,260,000
                                                      -----------

 Multiple Industry - 2.04%
 Baltimore Gas & Electric Co.,
   1.9%, 9-3-02...........................     1,784    1,783,965
                                                      -----------

 Utilities - Telephone - 2.89%
 BellSouth Corporation,
   4.105%, 4-26-03 .......................     2,500    2,528,535
                                                      -----------

Total Notes - 16.38%                                   14,337,029

TOTAL CORPORATE OBLIGATIONS - 69.92%                 $ 61,219,533
 (Cost: $61,219,533)


See Notes to Schedule of Investments on page 91.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS
California - 8.00%
 Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds:
   Shell Oil Company Project, Series 1998A (Taxable),
   2.00%, 7-1-02 .........................    $4,000 $  4,000,000
   Air Products Manufacturing Corporation,
   Series 1997A (Taxable),
   1.84%, 7-8-02..........................     2,000    2,000,000
   Air Products and Chemicals, Inc./Wilmington
   Facility, Series 1997A (Taxable),
   1.83%, 7-15-02.........................     1,000    1,000,000
                                                      -----------
                                                        7,000,000
                                                      -----------

Colorado - 2.11%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale),
   1.77%, 7-11-02 ........................     1,849    1,848,091
                                                      -----------

Indiana - 1.14%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   1.76%, 7-9-02 .........................     1,000    1,000,000
                                                      -----------

Louisiana - 2.34%
 Industrial Development Board of the Parish
   of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale),
   1.79%, 7-11-02 ........................     2,050    2,050,000
                                                      -----------


See Notes to Schedule of Investments on page 91.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL OBLIGATIONS (Continued)
New York - 2.29%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   1.87%, 7-2-02 .........................    $2,000  $ 2,000,000
                                                      -----------

Washington - 4.52%
 Washington State Housing Finance Commission,
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds (Brittany Park Project),
   Series 1996B (U.S. Bank of Washington,
   National Association),
   1.9%, 7-1-02 ..........................     2,290    2,290,000
 Watts Brothers Frozen Foods, L.L.C., Variable
   Rate Demand Taxable Revenue Bonds, 1997 (U.S.
   Bank of Washington, National Association),
   2.05%, 7-5-02 .........................     1,169    1,169,000
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank,
   National Association),
   2.05%, 7-3-02 .........................       500      500,000
                                                      -----------
                                                        3,959,000
                                                      -----------

Wisconsin - 1.14%
 Sheboygan County, Wisconsin, Taxable
   General Obligation Promissory Notes,
   2.5%, 2-1-03 ..........................     1,000    1,000,000
                                                      -----------

TOTAL MUNICIPAL OBLIGATIONS - 21.54%                  $18,857,091
 (Cost: $18,857,091)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Bank,
   2.075%, 2-14-03 .......................     2,100    2,100,000
 Federal Home Loan Mortgage Corporation:
   2.45%, 1-16-03 ........................     2,000    2,000,000
   2.25%, 2-14-03 ........................     2,100    2,100,000
 Student Loan Marketing Association,
   2.04%, 7-25-02 ........................     1,000    1,000,000


See Notes to Schedule of Investments on page 91.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     June 30, 2002

                                                            Value

TOTAL UNITED STATES GOVERNMENT SECURITIES - 8.22%     $ 7,200,000
 (Cost: $7,200,000)

TOTAL INVESTMENT SECURITIES - 99.68%                  $87,276,624
 (Cost: $87,276,624)

CASH AND OTHER ASSETS, NET OF LIABILITIES- 0.32%          277,651

NET ASSETS - 100.00%                                  $87,554,275


Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the total value of these securities amounted to $4,450,134 or 5.08% of net assets.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MONEY MARKET PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....   $87,277
 Cash  ................................................         1
 Receivables:
   Fund shares sold ...................................       429
   Interest ...........................................       213
 Prepaid insurance premium  ...........................         2
                                                          -------
    Total assets  .....................................    87,922
                                                          -------
LIABILITIES
 Payable to Fund shareholders  ........................       327
 Dividends payable  ...................................        10
 Accrued management fee (Note 2)  .....................         7
 Accrued accounting services fee (Note 2)  ............         3
 Accrued service fee (Note 2)  ........................         2
 Other  ...............................................        19
                                                          -------
    Total liabilities  ................................       368
                                                          -------
      Total net assets ................................   $87,554
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................   $    88
   Additional paid-in capital .........................    87,466
                                                          -------
    Net assets applicable to outstanding units
      of capital ......................................   $87,554
                                                          =======
Net asset value, redemption
 and offering price per share  ........................   $1.0000
                                                          =======
Capital shares outstanding ............................    87,554
Capital shares authorized .............................   185,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MONEY MARKET PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  .................      $884
                                                             ----
 Expenses (Note 2):
   Investment management fee ..........................       186
   Service fee ........................................       113
   Accounting services fee ............................        17
   Custodian fees .....................................         9
   Audit fees .........................................         4
   Legal fees .........................................         1
   Other ..............................................        26
                                                             ----
    Total expenses  ...................................       356
                                                             ----
      Net investment income............................       528
                                                             ----
       Net increase in net assets resulting from
         operations ...................................      $528
                                                             ====


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MONEY MARKET PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income  ................     $   528      $ 2,610
                                             -------      -------
 Net increase in net assets
   resulting from operations ...........         528        2,610
                                             -------      -------
Dividends to shareholders from
 net investment income (Note 1E)(1)  ...        (528)      (2,610)
                                             -------      -------
Capital share transactions(2) ..........     (11,323)      47,175
                                             -------      -------
    Total increase (decrease)  .........     (11,323)      47,175
NET ASSETS
Beginning of period ....................      98,877       51,702
                                             -------      -------
End of period ..........................     $87,554      $98,877
                                             =======      =======
 Undistributed net investment income  ..        $---         $---
                                                ====         ====

(1)See "Financial Highlights" on page 95.

(2)Shares issued from sale of shares ...      74,443      174,935
Shares issued from reinvestment of dividends     528        2,610
Shares redeemed ........................     (86,294)    (130,370)
                                             -------      -------
Increase (decrease) in outstanding
 capital shares  .......................     (11,323)      47,175
                                             =======      =======
Value issued from sale of shares .......     $74,443     $174,935
Value issued from reinvestment of dividends      528        2,610
Value redeemed .........................     (86,294)    (130,370)
                                            --------     --------
Increase (decrease) in outstanding
 capital  ..............................    $(11,323)    $ 47,175
                                            ========     ========


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MONEY MARKET PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
 income  ...........   0.0058   0.0356  0.0571   0.0450  0.0492   0.0503
Less dividends
 declared  .........  (0.0058) (0.0356)(0.0571) (0.0450)(0.0492) (0.0503)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   0.56%    3.62%   5.87%    4.62%   5.04%    5.13%
Net assets, end of
 period (in
 millions)  ........    $88      $99     $52      $64     $54      $43
Ratio of expenses
 to average net
 assets ............   0.78%(1) 0.73%   0.75%    0.77%   0.68%    0.58%
Ratio of net investment
 income to average
 net assets  .......   1.16%(1) 3.31%   5.67%    4.51%   4.90%    5.04%

(1)Annualized.
See Notes to Financial Statements.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 1.08%
 Raytheon Company ........................    57,200 $  2,330,900
                                                     ------------

Broadcasting - 0.02%
 Adelphia Communications Corporation,
   Class A* ..............................   324,400       55,148
                                                     ------------

Business Equipment and Services - 2.50%
 Edison Schools Inc.*  ...................   345,800      347,529
 Euronet Worldwide, Inc.*  ...............   162,550    2,598,362
 Euronet Worldwide, Inc. (A)*  ...........    14,000      223,790
 Getty Images, Inc.*  ....................    72,500    1,575,787
 RSA Security Inc.*  .....................   139,300      672,122
                                                     ------------
                                                        5,417,590
                                                     ------------

Capital Equipment - 0.40%
 Cooper Cameron Corporation*  ............    18,000      871,560
                                                     ------------

Chemicals - Specialty - 1.09%
 Pall Corporation  .......................   113,300    2,350,975
                                                     ------------

Communications Equipment - 3.76%
 ADC Telecommunications, Inc.*  ..........   249,800      570,793
 Cisco Systems, Inc.*  ...................   139,400    1,943,933
 NetScreen Technologies, Inc.*  ..........    26,500      244,197
 QUALCOMM Incorporated*  .................    48,100    1,322,028
 Symbol Technologies, Inc.  ..............   423,500    3,599,750
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B* ..............................   320,200      462,689
                                                      -----------
                                                        8,143,390
                                                      -----------

Electronic Components - 0.74%
 Agere Systems Inc.*  ....................   716,000    1,002,400
 IXYS Corporation*  ......................   111,860      600,688
                                                      -----------
                                                        1,603,088
                                                      -----------


See Notes to Schedule of Investments on page 99.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Health Care - Drugs - 17.01%
 Abbott Laboratories .....................    56,700 $  2,134,755
 Alcon, Inc.* ............................   164,400    5,630,700
 Biogen, Inc.*  ..........................   145,300    6,019,053
 Cubist Pharmaceuticals, Inc.*  ..........    46,300      435,451
 Forest Laboratories, Inc.*  .............   100,200    7,094,160
 Genzyme Corporation - General Division*     125,400    2,412,069
 Incyte Pharmaceuticals, Inc.*  ..........    60,000      436,500
 IVAX Corporation*  ......................   192,600    2,080,080
 Pfizer Inc.  ............................    96,500    3,377,500
 SICOR Inc.*  ............................    77,460    1,436,883
 Transkaryotic Therapies, Inc.*  .........   160,400    5,781,618
                                                     ------------
                                                       36,838,769
                                                     ------------

Health Care - General - 2.33%
 CTI Molecular Imaging, Inc.*  ...........    28,300      649,061
 Johnson & Johnson  ......................    84,200    4,400,292
                                                     ------------
                                                        5,049,353
                                                     ------------

Hospital Supply and Management - 2.98%
 Anthem, Inc.*  ..........................    95,800    6,464,584
                                                      -----------

Motion Pictures - 1.31%
 AOL Time Warner Inc.*  ..................   192,700    2,834,617
                                                      -----------

Multiple Industry - 3.09%
 Garmin Ltd.*  ...........................    65,900    1,454,084
 Samsung Electronics Co., Ltd. (B)  ......    19,100    5,230,046
                                                     ------------
                                                        6,684,130
                                                     ------------

Petroleum - Domestic - 7.57%
 Apache Corporation  .....................   118,250    6,797,010
 Burlington Resources Inc.  ..............    60,215    2,288,170
 Noble Energy, Inc.*  ....................    85,200    3,071,460
 Phillips Petroleum Company  .............    26,900    1,583,872
 Unocal Corporation  .....................    71,600    2,644,904
                                                      -----------
                                                       16,385,416
                                                      -----------


See Notes to Schedule of Investments on page 99.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum - Services - 1.04%
 Baker Hughes Incorporated  ..............    67,400  $ 2,243,746
                                                      -----------

Steel - 0.48%
 Lone Star Technologies, Inc.*  ..........    45,500    1,041,950
                                                      -----------

Timesharing and Software - 6.15%
 Concord EFS, Inc. (C)*  .................   341,300   10,285,076
 Micromuse Inc.*  ........................   150,100      696,464
 Paychex, Inc.  ..........................    75,000    2,346,375
                                                     ------------
                                                       13,327,915
                                                     ------------

Trucking and Shipping - 0.24%
 Hunt (J.B.) Transport Services, Inc. ....    17,700      522,327
                                                     ------------

Utilities - Telephone - 2.10%
 Cox Communications, Inc., Class A*  .....   100,500    2,768,775
 Vodafone Group Plc, ADR  ................   131,000    1,788,150
                                                     ------------
                                                        4,556,925
                                                     ------------

TOTAL COMMON STOCKS - 53.89%                         $116,722,383
 (Cost: $149,036,501)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Banks - 4.16%
 Bank One Corporation,
   1.75%, 7-1-02 .........................    $9,000    9,000,000
                                                     ------------

 Beverages - 4.60%
 Anheuser-Busch Companies, Inc.,
   1.73%, 7-1-02..........................     9,961    9,961,000
                                                     ------------


See Notes to Schedule of Investments on page 99.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Chemicals - Petroleum and Inorganic - 2.88%
 du Pont (E.I.) de Nemours and Company,
   1.6863%, Master Note ..................    $6,226 $  6,226,000
                                                     ------------

 Food and Related - 4.45%
 General Mills, Inc.,
   1.99%, Master Note ....................     5,056    5,056,000
 McCormick & Co. Inc.,
   1.81%, 7-2-02..........................     4,590    4,589,769
                                                     ------------
                                                        9,645,769
                                                     ------------

 Forest and Paper Products - 2.44%
 Sonoco Products Co.,
   2.05%, 7-1-02..........................     5,276    5,276,000
                                                     ------------

 Health Care - Drugs - 4.62%
 Abbott Laboratories,
   1.74%, 7-12-02 ........................    10,000    9,994,683
                                                     ------------

 Household - General Products - 4.15%
 Procter & Gamble Company (The),
   1.73%, 7-22-02 ........................     9,000    8,990,917
                                                     ------------

 Publishing - 2.95%
 Tribune Co.,
   1.8%, 7-12-02..........................     6,400    6,396,480
                                                     ------------

 Retail - General Merchandise - 8.19%
 May Department Stores Co.,
   1.74%, 7-12-02.........................     8,750    8,745,348
 Wal-Mart Stores, Inc.,
   1.73%, 7-9-02..........................     9,000    8,996,540
                                                     ------------
                                                       17,741,888
                                                     ------------

 Security and Commodity Brokers - 2.31%
 IBM Credit Corp.,
   1.73%, 7-17-02.........................     5,000    4,996,156
                                                     ------------

Total Commercial Paper - 40.75%                        88,228,893


See Notes to Schedule of Investments on page 99.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Municipal Obligation - 3.69%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   2.0%, 7-1-02...........................    $8,000 $  8,000,000
                                                     ------------

United States Government Security - 4.61%
 United States Treasury Bill,
   1.64%, 7-18-02.........................    10,000    9,992,256
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 49.05%                 $106,221,149
 (Cost: $106,221,149)

TOTAL INVESTMENT SECURITIES - 102.94%                $222,943,532
 (Cost: $255,257,650)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.94%)    (6,377,440)

NET ASSETS - 100.00%                                 $216,566,092


See Notes to Schedule of Investments on page 99.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002


Notes to Schedule of Investments

  *No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the total value of these securities amounted to 0.10% of net assets.

(B)Listed on an exchange outside of the United States.

(C)As of June 30, 2002, all or a portion of this security was used as cover for the following written call option (See Note 5 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Price
     -----------------   ---------------------------------   -------
     Concord EFS, Inc.    2,335   September/37.5  $242,867   $57,674
                                                  ========   =======

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     SCIENCE AND TECHNOLOGY PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)
ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $222,944
 Cash  ................................................         1
 Receivables:
   Investment securities sold..........................       239
   Fund shares sold ...................................       198
   Dividends and interest .............................        39
 Prepaid insurance premium ............................         1
                                                         --------
    Total assets  .....................................   223,422
                                                         --------
LIABILITIES
 Payable for investment securities purchased  .........     6,569
 Payable to Fund shareholders  ........................       185
 Outstanding call options at market (Note 5)  .........        58
 Accrued management fee (Note 2)  .....................        25
 Accrued accounting services fee (Note 2)  ............         5
 Accrued service fee (Note 2)  ........................         4
 Other  ...............................................        10
                                                         --------
    Total liabilities  ................................     6,856
                                                         --------
      Total net assets ................................  $216,566
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     21
   Additional paid-in capital .........................   302,137
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss.......      (292)
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (53,171)
   Net unrealized depreciation in value of
    securities  .......................................   (32,314)
   Net unrealized appreciation in value of written
    call options  .....................................       185
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $216,566
                                                         ========
Net asset value, redemption
 and offering price per share  ........................  $10.0979
                                                         ========
Capital shares outstanding ............................    21,447
Capital shares authorized .............................    40,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     SCIENCE AND TECHNOLOGY PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................  $    664
   Dividends  (net of foreign withholding taxes of $3).       448
                                                         --------
    Total income  .....................................     1,112
                                                         --------
 Expenses (Note 2):
   Investment management fee ..........................     1,034
   Service fee ........................................       301
   Accounting services fee ............................        27
   Custodian fees .....................................        20
   Audit fees .........................................         7
   Legal fees .........................................         1
   Other ..............................................        19
                                                         --------
    Total expenses  ...................................     1,409
                                                         --------
      Net investment income ...........................      (297)
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities ......................   (15,132)
 Realized net gain on written call options  ...........       576
 Realized net loss on purchased call options ..........      (414)
 Realized net loss on purchased put options ...........      (629)
 Realized net gain on foreign currency transactions  ..         5
                                                         --------
   Realized net loss on investments ...................   (15,594)
                                                         --------
 Unrealized depreciation in value of
   securities during the period .......................   (37,711)
 Unrealized appreciation in value of written call
   options during the period...........................     2,044
                                                         --------
   Unrealized depreciation in value of investments
    during the period .................................   (35,667)
                                                         --------
    Net loss on investments  ..........................   (51,261)
                                                         --------
      Net decrease in net assets
       resulting from operations  .....................  $(51,558)
                                                         ========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     SCIENCE AND TECHNOLOGY PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
DECREASE IN NET ASSETS
Operations:
 Net investment income (loss)  .........    $   (297)    $  1,244
 Realized net loss on investments ......     (15,594)     (37,478)
 Unrealized depreciation  ..............     (35,667)        (217)
                                            --------     --------
   Net decrease in net assets
    resulting from operations  .........     (51,558)     (36,451)
                                            --------     --------
Dividends to shareholders from (Note 1E):(1)
 Net investment income  ................         ---       (1,254)
 Realized gains on
   securities transactions .............         ---          (84)
                                            --------     --------
                                                 ---       (1,338)
                                            --------     --------
Capital share transactions(2) ..........         661        9,896
                                            --------     --------
    Total decrease  ....................     (50,897)     (27,893)
NET ASSETS
Beginning of period ....................     267,463      295,356
                                            --------     --------
End of period ..........................    $216,566     $267,463
                                            ========     ========
 Undistributed net investment income (loss)    $(292)        $---
                                               =====         ====

(1)See "Financial Highlights" on page 103.

(2)Shares issued from sale of shares ...       2,632        9,581
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---          107
Shares redeemed ........................      (2,595)      (8,999)
                                               -----        -----
Increase in outstanding capital shares .          37          689
                                               =====        =====
Value issued from sale of shares .......     $29,851     $117,460
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        1,338
Value redeemed .........................     (29,190)    (108,902)
                                            --------     --------
Increase in outstanding capital ........     $   661     $  9,896
                                            ========     ========


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                      For the
                          Six           For the fiscal         For the
                       months        year ended December 31,    period
                       ended   --------------------------------  ended
                      6/30/02    2001     2000     1999  199812-31-97(1)
                      ------- -------  -------  ------- --------------
Net asset value,
 beginning of period $12.4927 $14.2542$22.4087 $ 8.2750 $5.7726  $5.0000
                     -------- -------- -------  ------- -------  -------
Income (loss) from investment operations:
 Net investment
   income (loss)....  (0.0138)  0.0584  0.1151  (0.0309) 0.0032   0.0146
 Net realized and
   unrealized gain (loss)
   on investments ..  (2.3810) (1.7571)(4.8532) 14.4840  2.6551   0.7971
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......  (2.3948) (1.6987)(4.7381) 14.4531  2.6583   0.8117
                     -------- -------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0589)(0.1151) (0.0000)(0.0032) (0.0146)
 Capital gains .....  (0.0000) (0.0039)(3.3013) (0.3194)(0.1527) (0.0245)
                     --------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.0628)(3.4164) (0.3194)(0.1559) (0.0391)
                     --------  ------- -------  ------- -------  -------
Net asset value,
 end of period  .... $10.0979 $12.4927$14.2542 $22.4087 $8.2750  $5.7726
                     ======== ======== =======  ======= =======  =======
Total return........ -19.17%  -11.91% -21.15%  174.66%  46.05%   16.24%
Net assets, end of
 period (in
 millions)  ........   $217     $267    $295     $253     $35      $10
Ratio of expenses
 to average net
 assets ............   1.17%(2) 1.15%   1.14%    1.10%   0.92%    0.94%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.25%(2) 0.47%   0.64%   -0.38%   0.07%    0.64%
Portfolio turnover
 rate  .............  33.77%   93.19%  93.76%   47.36%  64.72%   15.63%
(1)The Science and Technology Portfolio's inception date is March 13, 1997; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through December 31, 1997. Ratios have been annualized.
(2)Annualized.

See Notes to Financial Statements.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS
Business Equipment and Services - 16.57%
 Acxiom Corporation*  ....................   457,100 $  7,996,964
 Catalina Marketing Corporation*  ........   175,700    4,958,254
 CheckFree Corporation*  .................   366,155    5,721,172
 Corporate Executive Board Company (The)*    151,000    5,170,995
 Dendrite International, Inc.*  ..........   451,200    4,381,152
 Getty Images, Inc.*  ....................   312,200    6,785,667
 ITT Educational Services, Inc.*  ........   306,400    6,679,520
 MAXIMUS, Inc.*  .........................   185,500    5,880,350
 MemberWorks Incorporated*  ..............   189,600    3,531,300
 ProBusiness Services, Inc.*  ............   106,900    1,555,929
                                                     ------------
                                                       52,661,303
                                                     ------------

Chemicals - Specialty - 3.05%
 IMC Global Inc.  ........................   380,000    4,750,000
 OM Group, Inc.  .........................    80,000    4,960,000
                                                     ------------
                                                        9,710,000
                                                     ------------

Communications Equipment - 2.28%
 Advanced Fibre Communications, Inc.*  ...   305,000    5,043,175
 Tekelec*  ...............................   274,400    2,207,548
                                                     ------------
                                                        7,250,723
                                                     ------------

Computers - Peripherals - 5.02%
 Citrix Systems, Inc.*  ..................   166,500    1,002,330
 Legato Systems, Inc.*  ..................   342,356    1,234,193
 NetIQ Corporation*  .....................   180,000    4,068,000
 Sanchez Computer Associates, Inc.*  .....   286,700    1,315,953
 Take-Two Interactive Software, Inc.* ... 159,600 3,284,568 Transaction Systems Architects, Inc.,
   Class A* ..............................   430,500    5,064,832
                                                     ------------
                                                       15,969,876
                                                     ------------

Electrical Equipment - 0.38%
 Intermagnetics General Corp.*  ..........    59,800    1,207,661
                                                     ------------

Electronic Components - 1.12%
 Cree, Inc.*  ............................   269,600    3,554,676
                                                     ------------


See Notes to Schedule of Investments on page 108.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     June 30, 2002

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic Instruments - 2.46%
 Lam Research Corporation*  ..............   237,800 $  4,272,077
 PerkinElmer, Inc.  ......................   320,250    3,538,763
                                                     ------------
                                                        7,810,840
                                                     ------------

Finance Companies - 2.45%
 Financial Federal Corporation*  .........   235,400    7,791,740
                                                     ------------

Food and Related - 2.42%
 American Italian Pasta Company, Class A*    117,200    5,976,028
 Smucker (J.M.) Company (The)  ...........    50,000    1,706,500
                                                     ------------
                                                        7,682,528
                                                     ------------

Health Care - Drugs - 4.52%
 Affymetrix, Inc.*  ......................   262,498    6,311,764
 Cell Therapeutics, Inc.*  ...............   131,100      715,151
 Gene Logic Inc.*  .......................   325,700    4,556,543
 Sepracor Inc.*  .........................   290,000    2,770,950
                                                     ------------
                                                       14,354,408
                                                     ------------

Health Care - General - 10.82%
 Apria Healthcare Group Inc.*  ...........   286,600    6,419,840
 ArthroCare Corporation*  ................   219,800    2,814,539
 Cholestech Corporation*  ................    71,200      751,516
 IDEXX Laboratories, Inc.*  ..............   121,850    3,146,776
 IMPATH Inc.*  ...........................   190,000    3,419,050
 Omnicare, Inc.  .........................   318,300    8,358,558
 Urologix, Inc.*  ........................   245,500    3,096,983
 VISX, Incorporated*  ....................   584,200    6,367,780
                                                     ------------
                                                       34,375,042
                                                     ------------

Hospital Supply and Management - 2.75%
 American Healthways, Inc.*  .............   207,500    3,692,463
 Cerner Corporation*  ....................   105,400    5,041,809
                                                     ------------
                                                        8,734,272
                                                     ------------

Hotels and Gaming - 0.31%
 VAIL RESORTS, INC.*  ....................    56,700      969,570
                                                     ------------


See Notes to Schedule of Investments on page 108.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     June 30, 2002

                                              Shares        Value
COMMON STOCKS (Continued)
Motor Vehicle Parts - 3.25%
 Gentex Corporation*  ....................   376,000 $ 10,326,840
                                                     ------------

Multiple Industry - 2.29%
 Amsurg Corp.*  ..........................   278,973    7,285,380
                                                     ------------

Petroleum - Domestic - 4.28%
 Newfield Exploration Company*  ..........   223,700    8,314,929
 Stone Energy Corporation*  ..............   131,667    5,299,597
                                                     ------------
                                                       13,614,526
                                                     ------------

Petroleum - Services - 1.06%
 Global Industries, Ltd.*  ...............   481,400    3,367,393
                                                     ------------

Railroad - 1.90%
 Kansas City Southern*  ..................   356,600    6,062,200
                                                     ------------

Retail - General Merchandise - 3.49%
 MSC Industrial Direct Co., Inc.,
   Class A* ..............................   483,700    9,432,150
 Tuesday Morning Corporation*  ...........    90,000    1,677,150
                                                     ------------
                                                       11,109,300
                                                     ------------

Retail - Specialty Stores - 3.51%
 Borders Group, Inc.*  ...................   150,000    2,760,000
 Gymboree Corporation (The)*  ............   180,000    2,884,500
 O'Reilly Automotive, Inc.*  .............   200,000    5,505,000
                                                     ------------
                                                       11,149,500
                                                     ------------

Timesharing and Software - 3.42%
 Digital Insight Corporation*  ...........   366,600    6,032,403
 FactSet Research Systems, Inc.  .........   163,000    4,852,510
                                                     ------------
                                                       10,884,913
                                                     ------------

Utilities - Telephone - 1.26%
Commonwealth Telephone Enterprises, Inc.*    100,000    4,023,500
                                                     ------------

TOTAL COMMON STOCKS - 78.61%                         $249,896,191
 (Cost: $276,902,047)


See Notes to Schedule of Investments on page 108.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITY - 0.03%
Multiple Industry
 Kestrel Solutions, Inc.,
   5.5%, 7-15-05, Convertible (A) ........   $ 1,000 $     90,000
                                                     ------------
 (Cost: $1,000,000)

SHORT-TERM SECURITIES
Commercial Paper
 Beverages - 1.98%
 Anheuser-Busch Companies, Inc.,
   1.73%, 7-1-02 .........................     6,286    6,286,000
                                                     ------------

 Chemicals - Petroleum and Inorganic - 0.01%
 du Pont (E.I.) de Nemours and Company,
   1.6863%, Master Note ..................        41       41,000
                                                     ------------

 Food and Related - 5.58%
 Alcon Finance PLC (Nestle Capital Corp.),
   1.73%, 7-11-02 ........................    11,000   10,994,714
 General Mills, Inc.,
   1.99%, Master Note ....................     6,739    6,739,000
                                                     ------------
                                                       17,733,714
                                                     ------------

 Health Care - Drugs - 4.72%
 Merck & Co., Inc.,
   1.78%, 7-1-02 .........................    10,000   10,000,000
 Pharmacia Corporation,
   1.74%, 7-11-02 ........................     5,000    4,997,583
                                                     ------------
                                                       14,997,583
                                                     ------------

 Health Care - General - 1.57%
 Baxter International Inc.,
   1.77%, 7-26-02 ........................     5,000    4,993,854
                                                     ------------

 Retail - General Merchandise - 1.57%
 Wal-Mart Stores, Inc.,
   1.72%, 7-30-02 ........................     5,000    4,993,072
                                                     ------------


See Notes to Schedule of Investments on page 108.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Security and Commodity Brokers - 1.57%
 IBM Credit Corp.,
   1.73%, 7-17-02 ........................    $5,000 $  4,996,156
                                                     ------------

Total Commercial Paper - 17.00%                        54,041,379

Municipal Obligation - 2.17%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   2.0%, 7-1-02 ..........................     6,900    6,900,000
                                                     ------------

United States Government Security - 2.27%
 United States Treasury Bill,
   1.71%, 7-5-02 .........................     7,200    7,198,632
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 21.44%                 $ 68,140,011
 (Cost: $68,140,011)

TOTAL INVESTMENT SECURITIES - 100.08%                $318,126,202
 (Cost: $346,042,058)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.08%)      (255,169)

NET ASSETS - 100.00%                                 $317,871,033


See Notes to Schedule of Investments on page 108.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2002


Notes to Schedule of Investments

   *No dividends were paid during the preceding 12 months.

 (A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of this security amounted to 0.03% of net assets.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     SMALL CAP PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $318,126
 Cash  ................................................         8
 Receivables:
   Fund shares sold ...................................       239
   Investment securities sold..........................       181
   Dividends and interest .............................        38
 Prepaid insurance premium  ...........................         1
                                                         --------
    Total assets  .....................................   318,593
                                                         --------
LIABILITIES
 Payable for investment securities purchased ..........       434
 Payable to Fund shareholders  ........................       228
 Accrued management fee (Note 2)  .....................        37
 Accrued service fee (Note 2)  ........................         6
 Accrued accounting services fee (Note 2)  ............         5
 Other  ...............................................        12
                                                         --------
    Total liabilities  ................................       722
                                                         --------
      Total net assets ................................  $317,871
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     46
   Additional paid-in capital .........................   397,342
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss.......    (1,087)
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (50,514)
   Net unrealized depreciation in value of
    investments  ......................................   (27,916)
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $317,871
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $6.8377
                                                          =======
Capital shares outstanding ............................    46,488
Capital shares authorized .............................    80,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     SMALL CAP PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ..........................  $    801
   Dividends ..........................................        86
                                                         --------
    Total income  .....................................       887
                                                         --------
 Expenses (Note 2):
   Investment management fee ..........................     1,466
   Service fee ........................................       427
   Accounting services fee ............................        30
   Custodian fees .....................................        13
   Audit fees .........................................         7
   Legal fees .........................................         2
   Other ..............................................        27
                                                         --------
    Total expenses  ...................................     1,972
                                                         --------
      Net investment loss .............................    (1,085)
                                                         --------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................    (4,732)
 Unrealized depreciation in value of
   investments during the period ......................   (46,780)
                                                         --------
   Net loss on investments ............................   (51,512)
                                                         --------
    Net decrease in net assets
      resulting from operations .......................  $(52,597)
                                                         ========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     SMALL CAP PORTFOLIO
     (In Thousands)
     (Unaudited)                          For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2002          2001
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment loss  ..................     $(1,085)    $  (465)
 Realized net loss on investments ......      (4,732)    (45,780)
 Unrealized appreciation (depreciation)      (46,780)     39,983
                                            --------     --------
   Net decrease in net assets resulting
    from operations  ...................     (52,597)      (6,262)
                                            --------     --------
Dividends to shareholders from (Note 1E):(1)
 Net investment income  ................         ---           (1)
 Realized gains on
   securities transactions .............         ---           (2)
                                            --------     --------
                                                 ---           (3)
                                            --------     --------
Capital share transactions(2) ..........      11,271       20,255
                                            --------     --------
    Total increase (decrease) ..........     (41,326)      13,990
NET ASSETS
Beginning of period ....................     359,197      345,207
                                            --------     --------
End of period ..........................    $317,871     $359,197
                                            ========     ========
 Undistributed net investment loss .....     $(1,087)         $(2)
                                             =======          ===

(1)See "Financial Highlights" on page 112.

(2)Shares issued from sale of shares ...      10,322       18,777
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---            1
Shares redeemed ........................      (8,863)     (16,186)
                                              ------       ------
Increase in outstanding capital shares .       1,459        2,592
                                              ======       ======
Value issued from sale of shares .......     $77,293     $143,499
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---            3
Value redeemed .........................     (66,022)    (123,247)
                                            --------     --------
Increase in outstanding capital ........     $11,271     $ 20,255
                                            ========     ========


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SMALL CAP PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/02    2001     2000     1999    1998   1997
                      ------- -------  -------  ------- --------------
Net asset value, beginning
 of period  ........  $7.9770  $8.1345$11.6130 $ 7.9019 $8.3316  $8.0176
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.0233) (0.0103) 0.0717   0.0423  0.0798   0.0279
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.1160) (0.1471)(1.5051)  4.0847  0.8255   2.5004
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (1.1393) (0.1574)(1.4334)  4.1270  0.9053   2.5283
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0000)*(0.0717)(0.0421)(0.0798) (0.0282)
 From capital gains   (0.0000) (0.0001)(1.9734) (0.3738)(1.2027) (2.1861)
 In excess of
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0000)(0.0525) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.0001)(2.0451) (0.4159)(1.3350) (2.2143)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $6.8377  $7.9770$ 8.1345 $11.6130 $7.9019  $8.3316
                      =======  ======= =======  ======= =======  =======
Total return........ -14.28%   -1.93% -12.35%   52.23%  10.87%   31.53%
Net assets, end of period
 (in millions)  ....   $318     $359    $345     $318    $181     $148
Ratio of expenses
 to average net
 assets ............   1.16%(1) 1.14%   1.13%    1.12%   0.97%    0.90%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.64%(1)-0.14%   0.68%    0.53%   0.94%    0.32%
Portfolio turnover
 rate  .............  21.40%   30.31%  58.35%  130.99% 177.32%  211.46%

  *Not shown due to rounding.
(1)Annualized.


See Notes to Financial Statements.

THE INVESTMENTS OF THE VALUE PORTFOLIO
     June 30, 2002

                                              Shares          Value

COMMON STOCKS
Aircraft - 5.90%
 Lockheed Martin Corporation  ............    14,700    $ 1,021,650
 Northrop Grumman Corporation  ...........    10,200      1,275,000
 Raytheon Company ........................    44,000      1,793,000
                                                        -----------
                                                          4,089,650
                                                        -----------

Banks - 3.01%
 Bank of America Corporation  ............     6,000        422,160
 Morgan (J.P.) Chase & Co.  ..............    39,000      1,322,880
 U.S. Bancorp  ...........................    14,600        340,910
                                                        -----------
                                                          2,085,950
                                                        -----------

Broadcasting - 0.69%
 Clear Channel Communications, Inc.*  ....    15,000        480,300
                                                        -----------

Business Equipment and Services - 2.69%
 Dun & Bradstreet Corporation (The)*  ....    19,700        651,085
 First Data Corporation ..................    12,400        461,280
 Pitney Bowes Inc.  ......................    18,900        750,708
                                                        -----------
                                                          1,863,073
                                                        -----------

Capital Equipment - 1.95%
 Caterpillar Inc. ........................    13,900        680,405
 Ingersoll-Rand Company Limited, Class A .    14,700        671,202
                                                        -----------
                                                          1,351,607
                                                        -----------

Chemicals - Specialty - 1.11%
 Air Products and Chemicals, Inc.  .......    15,300        772,191
                                                        -----------

Communications Equipment - 1.31%
 Cisco Systems, Inc.*  ...................    65,000        906,425
                                                        -----------

Cosmetic and Toiletries - 0.76%
 Estee Lauder Companies Inc. (The), Class A   15,000        528,000
                                                        -----------


See Notes to Schedule of Investments on page 117.

THE INVESTMENTS OF THE VALUE PORTFOLIO
     June 30, 2002

                                              Shares          Value

COMMON STOCKS (Continued)
Food and Related - 4.86%
 ConAgra Foods, Inc.  ....................    60,600    $ 1,675,590
 Dean Foods Company*  ....................    27,000      1,007,100
 Sara Lee Corporation*  ..................    33,400        689,376
                                                        -----------
                                                          3,372,066
                                                        -----------

Forest and Paper Products - 3.99%
 Boise Cascade Corporation ...............    18,000        621,540
 Jefferson Smurfit Group, ADR ............    12,500        393,750
 Sealed Air Corporation*  ................    22,000        885,940
 Temple-Inland Inc.*  ....................    15,000        867,900
                                                        -----------
                                                          2,769,130
                                                        -----------

Health Care - Drugs - 4.47%
 Abbott Laboratories  ....................    41,800      1,573,770
 Pharmacia Corporation  ..................    40,700      1,524,215
                                                        -----------
                                                          3,097,985
                                                        -----------

Health Care - General - 3.11%
 Becton, Dickinson and Company  ..........    12,600        434,070
 Bristol-Myers Squibb Company  ...........    37,200        956,040
 Wyeth  ..................................    15,000        768,000
                                                        -----------
                                                          2,158,110
                                                        -----------

Household - General Products - 1.85%
 Kimberly-Clark Corporation  .............    20,700      1,283,400
                                                        -----------

Household - Major Appliances - 1.14%
 Maytag Corporation*  ....................    18,600        793,290
                                                        -----------

Insurance - Property and Casualty - 4.92%
 American International Group, Inc. ......    12,400        846,052
 Berkshire Hathaway Inc., Class B*  ......       800      1,787,200
 Chubb Corporation (The) .................    11,000        778,800
                                                        -----------
                                                          3,412,052
                                                        -----------


See Notes to Schedule of Investments on page 117.

THE INVESTMENTS OF THE VALUE PORTFOLIO
     June 30, 2002

                                              Shares          Value
COMMON STOCKS (Continued)
Leisure Time Industry - 1.12%
 Cendant Corporation*  ...................    32,600    $   517,688
 Walt Disney Company (The)  ..............    13,900        262,710
                                                        -----------
                                                            780,398
                                                        -----------

Mining - 0.77%
 Newmont Mining Corporation  .............    20,200        531,866
                                                         ----------

Motion Pictures - 0.64%
 AOL Time Warner Inc.*  ..................    30,000        441,300
                                                        -----------

Motor Vehicle Parts - 1.07%
 American Axle & Manufacturing Holdings, Inc.*               15,000   446,100
 Eaton Corporation .......................     4,100        298,275
                                                        -----------
                                                            744,375
                                                        -----------

Multiple Industry - 2.17%
 3M Company ..............................     3,600        442,800
 General Electric Company ................    18,000        522,900
 Honeywell International Inc.  ...........    15,400        542,542
                                                        -----------
                                                          1,508,242
                                                        -----------

Petroleum - Domestic - 3.84%
 Anadarko Petroleum Corporation  .........    11,400        562,020
 Burlington Resources Inc.  ..............    28,600      1,086,800
 OCCIDENTAL PETROLEUM CORPORATION  .......    33,800      1,013,662
                                                        -----------
                                                          2,662,482
                                                        -----------

Petroleum - International - 3.30%
 Amerada Hess Corporation  ...............    10,600        874,500
 BP Amoco p.l.c., ADR ....................     2,800        141,372
 Exxon Mobil Corporation  ................    25,200      1,031,184
 Royal Dutch Petroleum Company, NY Shares      4,400        243,188
                                                        -----------
                                                          2,290,244
                                                        -----------

Publishing - 0.63%
 Washington Post Company (The), Class B ..       800        436,000
                                                        -----------


See Notes to Schedule of Investments on page 117.

THE INVESTMENTS OF THE VALUE PORTFOLIO
     June 30, 2002

                                              Shares          Value

COMMON STOCKS (Continued)
Real Estate Investment Trusts  - 0.98%
 ProLogis Trust*  ........................     1,150    $    29,900
 Vornado Realty Trust  ...................    14,000        646,800
                                                        -----------
                                                            676,700
                                                        -----------

Restaurants - 1.19%
 McDonald's Corporation  .................    29,000        825,050
                                                        -----------

Retail - Specialty Stores - 0.76%
 RadioShack Corporation*  ................    17,600        529,056
                                                        -----------

Security and Commodity Brokers - 4.79%
 American Express Company  ...............    26,100        947,952
 Fannie Mae  .............................    10,000        737,500
 Goldman Sachs Group, Inc. (The)  ........     1,900        139,365
 Merrill Lynch & Co., Inc. ...............    17,300        700,650
 Prudential Financial, Inc.*  ............    24,000        800,640
                                                        -----------
                                                          3,326,107
                                                        -----------

Tobacco - 2.57%
 Philip Morris Companies Inc.  ...........    38,100      1,664,208
 UST Inc.  ...............................     3,500        119,000
                                                        -----------
                                                          1,783,208
                                                        -----------

Trucking and Shipping - 0.91%
 Hunt (J.B.) Transport Services, Inc.*  ..    21,500        634,465
                                                        -----------

Utilities - Electric - 4.41%
 Allegheny Energy, Inc.  .................    28,600        736,450
 American Electric Power Company, Inc.  ..    16,000        640,320
 Cinergy Corp.  ..........................     9,500        341,905
 Exelon Corporation ......................    13,700        716,510
 PPL Corporation  ........................    18,900        625,212
                                                        -----------
                                                          3,060,397
                                                        -----------

Utilities - Gas and Pipeline - 1.06%
 FirstEnergy Corp. .......................    22,000        734,360
                                                        -----------


See Notes to Schedule of Investments on page 117.

THE INVESTMENTS OF THE VALUE PORTFOLIO
     June 30, 2002

                                              Shares          Value
COMMON STOCKS (Continued)
Utilities - Telephone - 3.92%
 ALLTEL Corporation  .....................     6,000    $   282,000
 BellSouth Corporation  ..................     9,600        302,400
 Cox Communications, Inc., Class A*  .....    43,900      1,209,445
 SBC Communications Inc.  ................    21,100        643,550
 Verizon Communications Inc.  ............     7,000        281,050
                                                        -----------
                                                          2,718,445
                                                        -----------

TOTAL COMMON STOCKS - 75.89%                            $52,645,924
 (Cost: $54,029,330)

PREFERRED STOCK - 0.59%
Forest and Paper Products
 Sealed Air Corporation, $2,
   Convertible ...........................    10,000    $   408,500
                                                        -----------
 (Cost: $460,037)

                                           Principal
                                           Amount in
                                           Thousands

UNITED STATES GOVERNMENT SECURITIES - 2.88%
Agency Obligation
 Federal Home Loan Mortgage Corporation,
   1.71%, 7-16-02 ........................   $ 2,000    $ 1,998,575
                                                        -----------
 (Cost: $1,998,575)

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals - Petroleum and Inorganic - 3.89%
 du Pont (E.I.) de Nemours and Company,
   1.6863%, Master Note ..................     2,698      2,698,000
                                                        -----------

 Food and Related - 3.69%
 General Mills, Inc.,
   1.99%, Master Note ....................     2,560      2,560,000
                                                        -----------

Total Commercial Paper - 7.58%                            5,258,000

Repurchase Agreement - 6.83%
 J.P. Morgan Securities Inc., 1.78% Repurchase
   Agreement dated 6-28-02, to be
   repurchased at $4,741,703 on
   7-1-02 (A) ............................     4,741      4,741,000
                                                        -----------


See Notes to Schedule of Investments on page 117.

THE INVESTMENTS OF THE VALUE PORTFOLIO
     June 30, 2002

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
United States Government Security - 7.21%
 Treasury Obligation
 United States Treasury Bills,
   1.71%, 7-5-02..........................    $5,000    $ 4,999,050
                                                        -----------

TOTAL SHORT-TERM SECURITIES - 21.62%                    $14,998,050
 (Cost: $14,998,050)

TOTAL INVESTMENT SECURITIES - 100.98%                   $70,051,049
 (Cost: $71,485,992)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.98%)        (681,608)

NET ASSETS - 100.00%                                    $69,369,441


Notes to Schedule of Investments
  *No income dividends were paid during the preceding 12 months.

(A)Collateralized by $5,037,000 United States Treasury Bond, 5.25% due 2-15-29; market value and accrued interest aggregate $4,849,634.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     VALUE PORTFOLIO
     June 30, 2002
     (In Thousands, Except for Per Share Amounts)
     (Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....   $70,051
 Cash  ................................................         1
 Receivables:
   Investment securities sold..........................       420
   Fund shares sold ...................................       128
   Dividends and interest .............................        79
                                                          -------
    Total assets  .....................................    70,679
                                                          -------
LIABILITIES
 Payable for investment securities purchased  .........     1,297
 Accrued management fee (Note 2)  .....................         7
 Accrued accounting services fee (Note 2)  ............         3
 Accrued service fee (Note 2)  ........................         1
 Other  ...............................................         2
                                                          -------
    Total liabilities  ................................     1,310
                                                          -------
      Total net assets ................................   $69,369
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................   $    15
   Additional paid-in capital .........................    73,067
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....       261
   Accumulated undistributed net realized
    loss on investment transactions ...................    (2,539)
   Net unrealized depreciation in value of
    investments  ......................................    (1,435)
                                                          -------
    Net assets applicable to outstanding units
      of capital ......................................   $69,369
                                                          =======
Net asset value, redemption
 and offering price per share  ........................   $4.7446
                                                          =======
Capital shares outstanding ............................    14,621
Capital shares authorized .............................    30,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     VALUE PORTFOLIO
     For the Six Months Ended June 30, 2002
     (In Thousands)
     (Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $2) .   $   444
   Interest and amortization ..........................       127
                                                          -------
    Total income  .....................................       571
                                                          -------
 Expenses (Note 2):
   Investment management fee ..........................       234
   Service fee ........................................        73
   Accounting services fee ............................        16
   Custodian fees .....................................         5
   Audit fees .........................................         5
   Legal fees .........................................         1
   Other ..............................................         2
                                                          -------
    Total   ...........................................       336
      Less expenses in excess of voluntary waiver of
       management fee (Note 2) ........................       (26)
                                                          -------
       Total expenses .................................       310
                                                          -------
         Net investment income  .......................       261
                                                          -------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................    (2,454)
 Unrealized depreciation in value of
   investments during the period ......................    (2,494)
                                                          -------
   Net loss on investments ............................    (4,948)
                                                          -------
    Net decrease in net assets
      resulting from operations .......................   $(4,687)
                                                          =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     VALUE PORTFOLIO
     (In Thousands)
     (Unaudited)

                                                          For the
                                           For the    period from
                                        six months May 1, 2001(1)
                                             ended        through
                                          June 30,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................    $    261      $   170
 Realized net loss on investments  .....      (2,454)         (85)
 Unrealized appreciation
   (depreciation) ......................      (2,494)       1,059
                                             -------      -------
   Net increase (decrease) in net assets
    resulting from operations  .........      (4,687)       1,144
                                             -------      -------
Dividends to shareholders from net
 investment income (Note 1E)(2) ........         ---         (170)
                                             -------      -------
Capital share transactions(3) ..........      29,840       43,232
                                             -------      -------
    Total increase  ....................      25,153       44,206
NET ASSETS
Beginning of period ....................      44,216           10
                                             -------      -------
End of period ..........................     $69,369      $44,216
                                             =======      =======
 Undistributed net investment income  ..        $261         $---
                                                ====         ====

(1)Commencement of operations.
(2)See "Financial Highlights" on page 121.
(3)Shares issued from sale of shares ...       6,106        8,723
Shares issued from reinvestment of dividend      ---           33
Shares redeemed ........................        (186)         (57)
                                               -----        -----
Increase in outstanding capital shares .       5,920        8,699
                                               =====        =====
Value issued from sale of shares .......     $30,765      $43,342
Value issued from reinvestment of dividend       ---          170
Value redeemed .........................        (925)        (280)
                                             -------      -------
Increase in outstanding capital ........     $29,840      $43,232
                                             =======      =======

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     VALUE PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                               For the          For the
                                   six        period from
                                months        5-1-01(1)
                                 ended          through
                               6-30-02         12-31-01
                              --------         --------
Net asset value,
 beginning of period           $5.0815          $5.0000
                               -------          -------
Income (loss) from
 investment operations:
 Net investment income          0.0179           0.0198
 Net realized and
   unrealized gain (loss)
   on investments ..           (0.3548)          0.0815
                               -------          -------

Total from investment
 operations   ......           (0.3369)          0.1013
                               -------          -------
Less distributions from
 net investment
   income ..........           (0.0000)         (0.0198)
                               -------          -------
Net asset value,
 end of period  ....           $4.7446          $5.0815
                               =======          =======
Total return .......           -6.63%            2.03%
Net assets end of
 period (in millions)            $69              $44
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...            1.05%(2)         0.84%(2)
Ratio of net investment
 income to average net
 assets including voluntary
 expense waiver ....            0.89%(2)         1.39%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...            1.14%(2)         1.07%(2)
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver  ...            0.80%(2)         1.16%(2)
Portfolio turnover rate        42.01%           10.91%
(1)Commencement of operations.
(2)Annualized.


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
W&R TARGET FUNDS, INC.
June 30, 2002                                               (Unaudited)

NOTE 1 -- Significant Accounting Policies

W&R Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the twelve classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Core Equity Portfolio, the Growth Portfolio, the High Income Portfolio, the International Portfolio, the Limited-Term Bond Portfolio, the Money Market Portfolio, the Science and Technology Portfolio, the Small Cap Portfolio and the Value Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income (loss), and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See
     Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.  Options -- See Note 5 -- Options

G.  Futures -- See Note 6 -- Futures

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore there is no impact to the Fund as a result of the adoption of this provision.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:

                                                              Annual
     Fund                     Net Asset Breakpoints              Rate
     -----------------------------------------------------------------
     Asset Strategy Portfolio Up to $1 Billion                   0.700%
                              Over $1 Billion up to $2 Billion   0.650%
                              Over $2 Billion up to $3 Billion   0.600%
                              Over $3 Billion                    0.550%

     Balanced Portfolio       Up to $1 Billion                   0.700%
                              Over $1 Billion up to $2 Billion   0.650%
                              Over $2 Billion up to $3 Billion   0.600%
                              Over $3 Billion                    0.550%

     Bond Portfolio           Up to $500 Million                 0.525%
                              Over $500 Million up to $1 Billion 0.500%
                              Over $1 Billion up to $1.5 Billion 0.450%
                              Over $1.5 Billion                  0.400%

     Core Equity Portfolio    Up to $1 Billion                   0.700%
                              Over $1 Billion up to $2 Billion   0.650%
                              Over $2 Billion up to $3 Billion   0.600%
                              Over $3 Billion                    0.550%

     Growth Portfolio         Up to $1 Billion                   0.700%
                              Over $1 Billion up to $2 Billion   0.650%
                              Over $2 Billion up to $3 Billion   0.600%
                              Over $3 Billion                    0.550%

     High Income Portfolio    Up to $500 Million                 0.625%
                              Over $500 Million up to $1 Billion 0.600%
                              Over $1 Billion up to $1.5 Billion 0.550%
                              Over $1.5 Billion                  0.500%

     International Portfolio  Up to $1 Billion                   0.850%
                              Over $1 Billion up to $2 Billion   0.830%
                              Over $2 Billion up to $3 Billion   0.800%
                              Over $3 Billion                    0.760%

     Limited-Term Bond        Up to $500 Million                 0.500%
         Portfolio            Over $500 Million up to $1 Billion 0.450%
                              Over $1 Billion up to $1.5 Billion 0.400%
                              Over $1.5 Billion                  0.350%

     Money Market Portfolio   All Net Assets                     0.400%

     Science and Technology   Up to $1 Billion                   0.850%
         Portfolio            Over $1 Billion up to $2 Billion   0.830%
                              Over $2 Billion up to $3 Billion   0.800%
                              Over $3 Billion                    0.760%

     Small Cap Portfolio      Up to $1 Billion                   0.850%
                              Over $1 Billion up to $2 Billion   0.830%
                              Over $2 Billion up to $3 Billion   0.800%
                              Over $3 Billion                    0.760%

     Value Portfolio          Up to $1 Billion                   0.700%
                              Over $1 Billion up to $2 Billion   0.650%
                              Over $2 Billion up to $3 Billion   0.600%
                              Over $3 Billion                    0.550%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain out-of-pocket costs.

However, WRIMCO, the Fund's investment manager, has agreed to waive a Portfolio's management fee on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. The Fund accrues and pays this fee daily. During the period ended June 30, 2002, WRIMCO voluntarily waived its fee (000 omitted) as shown in the following table:

     Limited-Term Bond Portfolio                    $45
     Value Portfolio                                 26

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions)Rate for Each Portfolio
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors' fees of $82,567, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the six months ended June 30, 2002 are summarized as follows:

                            Asset Strategy      Balanced          Bond
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and United States Government
 obligations                  $ 44,905,962  $ 51,950,400  $ 18,825,100
Purchases of United States Government
 obligations                    73,531,435           ---    38,089,905
Purchases of short-term
 securities                    297,923,865   870,056,667   167,148,912
Purchases of options             1,463,510           ---           ---
Purchases of bullion             8,395,666           ---           ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and United States
 Government obligations         38,919,377    28,950,639     8,240,890
Proceeds from maturities
 and sales of United States
 Government obligations         57,952,814     6,321,853    18,175,320
Proceeds from maturities
 and sales of short-term
 securities                    309,560,262   879,117,000   169,608,000
Proceeds from bullion            2,365,794           ---           ---
Proceeds from options            1,088,356           ---           ---

                                                                  High
                               Core Equity        Growth        Income
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and United States Government
 obligations                $  147,192,372$  179,594,824  $ 65,645,207
Purchases of United States Government
 obligations                           ---           ---           ---
Purchases of short-term
 securities                  1,908,587,836 1,638,895,775   660,017,490
Purchases of options                   ---           ---           ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and United States
 Government obligations        249,298,299   229,701,197    61,226,123
Proceeds from maturities
 and sales of United States
 Government obligations                ---           ---     2,825,670
Proceeds from maturities
 and sales of short-term
 securities                  1,836,012,676 1,619,210,498   648,621,000
Proceeds from options                  ---           ---           ---

                                               Limited-    Science and
                             International    Term Bond     Technology
                                 Portfolio    Portfolio      Portfolio
                               -----------    ---------      ---------
Purchases of investment
 securities, excluding short-
 term and United States Government
 obligations                  $ 93,227,983    $6,091,107$   56,578,142
Purchases of United States Government
 obligations                           ---     2,293,338           ---
Purchases of short-term
 securities                    929,696,650     9,387,000 1,469,272,871
Purchases of options                   ---           ---     1,570,498
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and United States
 Government obligations        104,579,581     1,908,705    91,234,753
Proceeds from maturities
 and sales of United States
 Government obligations                ---       587,579           ---
Proceeds from maturities
 and sales of short-term
 securities                    925,786,982     9,118,000 1,424,575,596
Proceeds from options                  ---           ---     1,585,843

                                 Small Cap        Value
                                 Portfolio    Portfolio
                               -----------    ---------
Purchases of investment
 securities, excluding short-
 term and United States Government
 obligations                $   79,491,229  $ 49,131,137
Purchases of United States Government
 obligations                           ---           ---
Purchases of short-term
 securities                  1,743,384,880   907,708,749
Purchases of options                   ---           ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and United States
 Government obligations         55,727,376    18,400,835
Proceeds from maturities
 and sales of United States
 Government obligations                ---           ---
Proceeds from maturities
 and sales of short-term
 securities                  1,757,551,042   907,223,000
Proceeds from options                  ---           ---

For Federal income tax purposes, cost of investments owned at June 30, 2002, and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                                                         Appreciation
                             CostAppreciationDepreciation(Depreciation)
                     ------------------------------------------------
Asset Strategy
  Portfolio          $131,475,825$  3,533,382$  1,910,170$  1,623,212
Balanced Portfolio    175,688,119  10,973,143  10,298,563     674,580
Bond Portfolio        192,910,219   7,019,517   2,251,233   4,768,284
Core Equity Portfolio 694,084,637 118,659,955  48,827,756  69,832,199
Growth Portfolio      776,832,470 139,134,528  70,235,478  68,899,050
High Income Portfolio 121,722,180   2,630,502   6,723,694  (4,093,192)
International
  Portfolio           172,981,691   8,915,703  14,614,397  (5,698,694)
Limited-Term Bond
  Portfolio            21,841,287     389,778     388,678       1,100
Money Market Portfolio 87,276,624         ---        ---          ---
Science and Technology
  Portfolio           255,257,650  15,093,636  47,407,754 (32,314,118)
Small Cap Portfolio   346,044,349  31,957,909  59,876,056 (27,918,147)
Value Portfolio        71,485,992   2,448,222   3,883,165  (1,434,943)

NOTE 4 -- Federal Income Tax Matters

The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Asset Strategy, Core Equity, Science and Technology, and Small Cap Portfolios realized capital losses of $6,107,622, $75,112,594, $35,158,646 and $41,349,713, respectively, during the year ended
December 31, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at December 31, 2009. For Federal income tax purposes, Balanced and Growth Portfolios realized capital losses of $7,156,738 and $80,837,850, respectively, during the year ended December 31, 2001, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at December 31, 2009. For Federal income tax purposes, Bond Portfolio realized capital losses of $54,574 during the year ended December 31, 2001. Capital loss carryovers of Bond Portfolio aggregated $2,370,989 at December 31, 2001 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $1,337,336 at December 31, 2002; $16,696 at December 31, 2004; $962,383 at December 31, 2008 and
$54,574 at December 31, 2009. For Federal income tax purposes, High Income Portfolio realized capital losses of $9,637,801 for the year ended December 31, 2001, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers of High Income Portfolio aggregated $29,628,658 at December 31, 2001 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $65,442 at December 31, 2006; $6,542,253 at December 31, 2007; $13,383,162 at December 31, 2008 and $9,637,801 at December 31, 2009. For
Federal income tax purposes, International Portfolio realized capital losses of $36,579,000 for the year ended December 31, 2001, which included the effect of losses recognized from the prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at December 31, 2009. For Federal income tax purposes, Limited-Term Bond Portfolio realized no capital gain or losses during the year ended December 31, 2001, because of the utilization of capital loss carryovers and the effect of certain losses deferred into the next fiscal year (see discussion below). Capital loss carryovers of Limited-Term Bond Portfolio aggregated $9,954 at December 31, 2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at December 31, 2008. For Federal income tax purposes, Value Portfolio realized capital losses of $85,194 for the year ended December 31, 2001. These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at December 31, 2009.

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2001 through December 31, 2001, Asset Strategy, Balanced, Core Equity, Growth, High Income, Limited-Term Bond, Science and Technology and Small Cap Portfolios incurred net capital losses of $1,305,177, $166,890, $2,382,368, $3,931,341, $2,579,946, $1,228, $2,413,616 and $4,429,576, respectively, which have been deferred to the fiscal year ending December 31, 2002. In addition, during the year ended December 31, 2001, Balanced, Growth, High Income and International Portfolios recognized post-October losses of $172,015, $5,585,679, $1,489,067 and $6,647,311, respectively, that had been deferred from the year ended December 31, 2000.

NOTE 5 -- Options

Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. For the Portfolio, when a written put option is exercised, the cost basis of the securities purchased by the Portfolio is reduced by the amount of the premium received.

For Asset Strategy Portfolio, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2001             727     $  215,919
     Options written               5,547        946,065
     Options terminated
       in closing purchase
       transactions               (5,518)    (1,065,637)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                  ------     ----------
     Outstanding at
       June 30, 2002                 756     $   96,347
                                  ======     ==========

For Asset Strategy Portfolio, transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2001             ---         $  ---
     Options written                  64          9,728
     Options terminated
       in closing purchase
       transactions                  ---            ---
     Options exercised               ---            ---
     Options expired                 ---            ---
                                    ----         ------
     Outstanding at
       June 30, 2002                  64         $9,728
                                    ====         ======

For Science and Technology Portfolio, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2001           6,880     $1,722,986
     Options written               6,052        952,987
     Options terminated
       in closing purchase
       transactions               (5,765)    (1,607,648)
     Options exercised            (3,380)      (655,264)
     Options expired              (1,452)      (170,194)
                                  ------     ----------
     Outstanding at
       June 30, 2002               2,335        242,867
                                  ======     ==========

NOTE 6 -- Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Portfolio as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Portfolio uses futures to attempt to reduce the overall risk of its investments.

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III


OFFICERS
Henry J. Herrmann, President
Michael L. Avery, Vice President
James C. Cusser, Vice President
Harry M. Flavin, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
William M. Nelson, Vice President
Cynthia P. Prince-Fox, Vice President
Kristen A. Richards, Vice President and Secretary
Philip J. Sanders, Vice President
Grant P. Sarris, Vice President
Daniel C. Schulte, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Michael D. Strohm, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President









This report is submitted for the general information of the shareholders of W&R Target Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the W&R Target Funds, Inc. current prospectus and current Fund performance information.

ASSET STRATEGY Portfolio

Goal:  To seek high total return over the long term.

Invested In:  An allocation of its assets among stocks, bonds (of any quality)
              and short-term instruments.

BALANCED Portfolio
Goals: To seek current income, with a secondary goal of long-term appreciation of capital.

Invested in:  Primarily a mix of stocks, fixed-income securities and cash, depending on market conditions.

BOND Portfolio
Goal:  To seek a reasonable return with emphasis on preservation of capital.

Invested In:  Primarily domestic debt securities, usually of investment grade.

CORE EQUITY Portfolio
Goals:  To seek capital growth and income.

Invested In:  Primarily common stocks of large, high-quality U.S. and foreign companies that are well known, have been consistently profitable and have dominant market positions in their industries.

GROWTH Portfolio
Goals: To seek capital growth, with a secondary goal of current income. Invested In: Primarily common stocks of U.S. and foreign companies with market capitalization of at least $1 billion representing faster growing sectors of the economy, such as the technology, health care and consumer-oriented sectors.

HIGH INCOME Portfolio
Goals: To seek a high level of current income, with a secondary goal of capital growth.

Invested In:  Primarily high-yield, high-risk, fixed-income securities of U.S.
              and foreign issuers.

INTERNATIONAL Portfolio
Goals: To seek long-term appreciation of capital, with a secondary goal of current income.

Invested in:  Primarily common stocks of foreign companies that may have the potential for long-term growth.

LlMITED-TERM BOND Portfolio
Goal: To seek a high level of current income consistent with preservation of capital.

Invested in:  Primarily investment-grade debt securities of U.S. issuers, including U.S. Government securities. The Portfolio maintains a dollar-weighted average portfolio maturity of 2-5 years.

MONEY MARKET Portfolio
Goal:  To seek maximum current income consistent with stability of principal.

Invested In:  U.S. dollar-denominated, high-quality money market obligations and instruments.

SCIENCE AND TECHNOLOGY Portfolio
Goal:  To seek long-term capital growth.
Invested in:  Primarily in the equity securities of U.S. and foreign science and technology companies whose products, processes or services are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

SMALL CAP Portfolio
Goal:  To seek growth of capital.

Invested in:  Primarily common stocks of relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

VALUE Portfolio
Goal:  To seek long-term capital appreciation.

Invested in:  Primarily stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.


FOR MORE INFORMATION:
Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
  United Investors Life                      Nationwide Financial, Inc.
  Variable Products Division            or   P.O. Box 182449
  P.O. Box 156                               One Nationwide Plaza
  Birmingham, AL  35201-0156                 Columbus, OH  43218-2449
  (205)325-4300                              1-888-867-5175
                              Or Call 1-888-WADDELL

For more complete information regarding the W&R Target Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.


NUR1016SA(6-02)

For more complete information regarding the W&R Target Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.